B

WEALTH BUILDING OPPORTUNITY

Ohio National Variable Account B

Annual Report

DECEMBER 31, 2008

Ohio National Variable Account B

Ohio National Financial Services

1909 100 Years 2009

Life changes. We'll be there.

W E A L T H B U I L D I N G O P P O R T U N I T Y Ohio National Variable Account B nnual Report D E C E M B E R 3 1 , 2008 Ohio National Variable Account B

THE OHIO NATIONAL LIFE INSURANCE COMPANY
ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2008 Ohio National Variable Account B Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account B for 2008 and the prior periods presented. We’re pleased to share these results with you.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

John J. Palmer, FSA
Vice Chairman

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account B. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account B.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates contract purchase payments, transfers to and from other subaccounts, transfers to and from fixed dollar contract, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Ohio National Fund, Inc.:
Equity Subaccount 424,124 Shares (Cost $10,773,135)	$5,594,199	$5,469,859	$124,340	$5,594,199
Money Market Subaccount 368,230 Shares (Cost $3,682,304)	3,682,304	3,177,152	505,152	3,682,304
Bond Subaccount 203,604 Shares (Cost $2,198,548)	2,062,508	2,059,322	3,186	2,062,508
Omni Subaccount 302,290 Shares (Cost $4,888,975)	3,331,239	3,175,464	155,775	3,331,239
International Subaccount 363,496 Shares (Cost $4,708,266)	2,748,027	2,742,285	5,742	2,748,027
Capital Appreciation Subaccount 224,155 Shares (Cost $3,058,773)	2,768,317	2,742,170	26,147	2,768,317
Millennium Subaccount 112,899 Shares (Cost $2,574,430)	1,630,255	1,630,255	0	1,630,255
International Small-Mid Company Subaccount (b) 76,944 Shares (Cost $1,277,832)	1,022,586	1,022,586	0	1,022,586
Aggressive Growth Subaccount 30,312 Shares (Cost $269,557)	157,925	157,925	0	157,925
Small Cap Growth Subaccount 45,188 Shares (Cost $564,918)	296,433	296,433	0	296,433
Mid Cap Opportunity Subaccount 133,827 Shares (Cost $1,981,636)	1,466,749	1,458,628	8,121	1,466,749
S&P 500 Index Subaccount 326,250 Shares (Cost $4,394,088)	3,070,017	3,017,324	52,693	3,070,017
Strategic Value Subaccount (a) 9,291 Shares (Cost $89,504)	74,045	74,045	0	74,045
High Income Bond Subaccount 32,584 Shares (Cost $288,506)	235,583	235,583	0	235,583
Capital Growth Subaccount 6,687 Shares (Cost $136,261)	100,309	100,309	0	100,309
Nasdaq-100 Index Subaccount 6,866 Shares (Cost $25,395)	21,355	21,355	0	21,355
Bristol Subaccount 5,190 Shares (Cost $58,624)	42,715	42,715	0	42,715
Bryton Growth Subaccount 1,176 Shares (Cost $14,520)	9,478	9,478	0	9,478

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Ohio National Fund, Inc.: (continued)
Balanced Subaccount 2,715 Shares (Cost $34,507)	$29,156	$29,156	$0	$29,156
Target Equity/Income Subaccount 944 Shares (Cost $10,189)	6,052	6,052	0	6,052

Dow Target 10 Portfolios:
First Quarter Subaccount 4,667 Shares (Cost $35,945)	33,933	33,933	0	33,933
Second Quarter Subaccount 3,046 Shares (Cost $30,061)	22,689	22,689	0	22,689
Fourth Quarter Subaccount 2,952 Shares (Cost $25,921)	24,560	24,560	0	24,560

Dow Target 5 Portfolios:
First Quarter Subaccount 4,651 Shares (Cost $37,223)	33,905	33,905	0	33,905
Second Quarter Subaccount 3,468 Shares (Cost $30,146)	23,585	23,585	0	23,585
Fourth Quarter Subaccount 3,242 Shares (Cost $27,209)	24,572	24,572	0	24,572

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount 16,553 Shares (Cost $447,795)	261,537	261,537	0	261,537
Worldwide Growth Subaccount 9,503 Shares (Cost $375,199)	183,123	181,667	1,456	183,123
Balanced Subaccount 29,916 Shares (Cost $776,114)	685,073	681,290	3,783	685,073

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 5,897 Shares (Cost $115,020)	59,914	59,711	203	59,914
Small/Mid Cap Value Subaccount 28,015 Shares (Cost $272,489)	138,676	138,676	0	138,676
Discovery Subaccount 5,174 Shares (Cost $64,737)	57,892	57,892	0	57,892

Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount 29,338 Shares (Cost $539,174)	240,862	240,862	0	240,862

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount 23,866 Shares (Cost $293,032)	$190,215	$190,215	$0	$190,215
Structured U.S. Equity Subaccount 2,467 Shares (Cost $28,000)	19,715	19,715	0	19,715
Capital Growth Subaccount 619 Shares (Cost $6,600)	4,580	4,580	0	4,580

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount (a) 30,199 Shares (Cost $616,860)	350,003	350,003	0	350,003
U.S. Small Cap Equity Subaccount (a) 31,068 Shares (Cost $381,153)	196,972	196,972	0	196,972
International Equity Subaccount 877 Shares (Cost $12,364)	7,221	7,221	0	7,221

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 54,498 Shares (Cost $1,464,161)	987,497	987,497	0	987,497
VIP Contrafund Subaccount 72,645 Shares (Cost $1,931,202)	1,099,847	1,099,847	0	1,099,847
VIP Growth Subaccount 5,188 Shares (Cost $175,729)	120,925	120,925	0	120,925
VIP Equity-Income Subaccount 7,208 Shares (Cost $168,503)	93,706	93,706	0	93,706
VIP Real Estate Subaccount 710 Shares (Cost $7,432)	5,728	5,728	0	5,728

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 1,759 Shares (Cost $44,667)	27,409	27,409	0	27,409
Worldwide Growth Subaccount 2,682 Shares (Cost $92,083)	51,226	51,226	0	51,226
Balanced Subaccount 15,415 Shares (Cost $402,584)	366,097	366,097	0	366,097
International Growth Subaccount 11,900 Shares (Cost $581,128)	309,512	309,512	0	309,512

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 1,217 Shares (Cost $16,996)	9,749	9,749	0	9,749
Investors Growth Stock Subaccount 162 Shares (Cost $1,272)	1,125	1,125	0	1,125

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount 4,941 Shares (Cost $28,465)	$15,810	$15,810	$0	$15,810
Total Return Subaccount 19,533 Shares (Cost $373,386)	297,676	297,676	0	297,676

J.P. Morgan Series Trust II:
Small Company Subaccount 1,233 Shares (Cost $18,101)	12,129	12,129	0	12,129
Mid Cap Value Subaccount 9,628 Shares (Cost $260,717)	182,160	182,160	0	182,160

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 41,542 Shares (Cost $521,537)	467,767	467,767	0	467,767
Total Return Subaccount 36,351 Shares (Cost $378,942)	374,781	374,781	0	374,781
Global Bond Subaccount 14,824 Shares (Cost $194,745)	181,595	181,595	0	181,595

Calvert Variable Series, Inc.:
Social Equity Subaccount 2,935 Shares (Cost $40,588)	38,003	38,003	0	38,003

UBS Series Trust — Class I:
U.S. Allocation Subaccount 1,461 Shares (Cost $19,809)	14,099	14,099	0	14,099

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount 8,803 Shares (Cost $134,173)	79,755	79,755	0	79,755
Jennison Subaccount 438 Shares (Cost $8,325)	6,340	6,340	0	6,340

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 240 Shares (Cost $9,246)	6,891	6,891	0	6,891

Royce Capital Fund:
Small-Cap Subaccount 65,653 Shares (Cost $600,475)	421,492	421,492	0	421,492
Micro-Cap Subaccount 22,438 Shares (Cost $254,659)	135,300	135,300	0	135,300

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 2,445 Shares (Cost $27,953)	$23,986	$23,986	$0	$23,986
U.S. Real Estate Subaccount 2,568 Shares (Cost $47,685)	20,903	20,903	0	20,903
International Growth Equity Subaccount 2,433 Shares (Cost $28,390)	15,133	15,133	0	15,133
Capital Growth Subaccount (a) 113 Shares (Cost $2,315)	1,141	1,141	0	1,141

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 29,313 Shares (Cost $493,156)	332,410	332,410	0	332,410
Franklin Flex Cap Growth Securities Subaccount 4,292 Shares (Cost $37,382)	35,282	35,282	0	35,282
Templeton Foreign Securities Subaccount 10,251 Shares (Cost $181,522)	110,304	110,304	0	110,304

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 533 Shares (Cost $9,030)	4,911	4,911	0	4,911

Totals	$36,758,968	$35,872,370	$886,598	$36,758,968

(a)	Name change was effective May 1, 2008:
Strategic Value subaccount formerly known as Blue Chip.
Emerging Markets Equity subaccount formerly known as Emerging Markets.
U.S. Small Cap Equity subaccount formerly known as Small Cap.
Capital Growth subaccount formerly known as Equity Growth.

(b)	Name change was effective September 1, 2008:
International Small-Mid Company subaccount formerly known as International Small Company.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$82,286	$52,509	$0	$102,477	$0	$25,874	$0	$0
Risk and administrative expense (note 2)	(129,962)	(17,904)	(26,731)	(40,948)	(47,907)	(45,360)	(26,942)	(20,031)

Net investment activity	(47,676)	34,605	(26,731)	61,529	(47,907)	(19,486)	(26,942)	(20,031)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(475,299)	0	2,509	(92,937)	(184,137)	545,522	(98,310)	196,669
Unrealized gain (loss)	(7,375,432)	0	(303,452)	(1,632,148)	(2,420,575)	(2,540,918)	(1,270,501)	(1,510,234)

Net gain (loss) on investments	(7,850,731)	0	(300,943)	(1,725,085)	(2,604,712)	(1,995,396)	(1,368,811)	(1,313,565)

Net increase (decrease) in contract owners’ equity from operations	$(7,898,407)	$34,605	$(327,674)	$(1,663,556)	$(2,652,619)	$(2,014,882)	$(1,395,753)	$(1,333,596)

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$0	$0	$67,693	$4,271	$0	$0	$0
Risk and administrative expense (note 2)	(2,976)	(4,998)	(27,592)	(34,449)	(1,420)	(4,471)	(1,678)	(338)

Net investment activity	(2,976)	(4,998)	(27,592)	33,244	2,851	(4,471)	(1,678)	(338)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(50,662)	(68,458)	235,905	17,721	3,282	(8,190)	(15,152)	1,061
Unrealized gain (loss)	(102,019)	(252,052)	(1,997,412)	(2,054,660)	(51,302)	(106,227)	(67,282)	(17,537)

Net gain (loss) on investments	(152,681)	(320,510)	(1,761,507)	(2,036,939)	(48,020)	(114,417)	(82,434)	(16,476)

Net increase (decrease) in contract owners’ equity from operations	$(155,657)	$(325,508)	$(1,789,099)	$(2,003,695)	$(45,169)	$(118,888)	$(84,112)	$(16,814)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.				Dow Target 10 Portfolios
		Bryton		Target	First	Second	Fourth
	Bristol	Growth	Balanced	Equity/Income	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$520	$0	$0	$160	$0	$0	$0
Risk and administrative expense (note 2)	(488)	(191)	(388)	(1,130)	(517)	(363)	(354)

Net investment activity	32	(191)	(388)	(970)	(517)	(363)	(354)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	794	(154)	(626)	(26,361)	1,157	28	67
Unrealized gain (loss)	(25,040)	(6,949)	(8,231)	(22,206)	(21,891)	(19,722)	(13,359)

Net gain (loss) on investments	(24,246)	(7,103)	(8,857)	(48,567)	(20,734)	(19,694)	(13,292)

Net increase (decrease) in contract owner’s equity from operations	$(24,214)	$(7,294)	$(9,245)	$(49,537)	$(21,251)	$(20,057)	$(13,646)

	Dow Target 5 Portfolios			Janus Aspen Series — Institutional Shares
	First	Second	Fourth	Large Cap	Worldwide
	Quarter	Quarter	Quarter	Growth	Growth	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$0	$0	$2,794	$3,371	$22,208
Risk and administrative expense (note 2)	(585)	(393)	(391)	(4,139)	(3,107)	(8,947)

Net investment activity	(585)	(393)	(391)	(1,345)	264	13,261

Reinvested capital gains	0	0	0	0	0	60,415

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,622	58	90	(61,972)	(67,926)	17,603
Unrealized gain (loss)	(34,287)	(23,077)	(17,412)	(129,781)	(111,938)	(243,317)

Net gain (loss) on investments	(32,665)	(23,019)	(17,322)	(191,753)	(179,864)	(225,714)

Net increase (decrease) in contract owners’ equity from operations	$(33,250)	$(23,412)	$(17,713)	$(193,098)	$(179,600)	$(152,038)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2008

				Van Kampen
				Universal
				Institutional
	Wells Fargo Advantage Variable			Funds —	Goldman Sachs Variable Insurance
	Trust Funds			Class I	Trust - Institutional Shares
		Small/Mid		U.S. Real	Growth and	Structured	Capital
	Opportunity	Cap Value	Discovery	Estate	Income	U.S. Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$2,795	$0	$0	$16,442	$5,153	$438	$9
Risk and administrative expense (note 2)	(1,497)	(2,039)	(949)	(4,849)	(4,270)	(541)	(140)

Net investment activity	1,298	(2,039)	(949)	11,593	883	(103)	(131)

Reinvested capital gains	32,990	47,015	0	180,330	26	246	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(40,092)	(2,642)	12,414	(117,920)	(75,106)	(5,578)	(607)
Unrealized gain (loss)	(66,381)	(157,766)	(65,344)	(272,121)	(105,257)	(18,794)	(6,375)

Net gain (loss) on investments	(106,473)	(160,408)	(52,930)	(390,041)	(180,363)	(24,372)	(6,982)

Net increase (decrease) in contract owner’s equity from operations	$(72,185)	$(115,432)	$(53,879)	$(198,118)	$(179,454)	$(24,229)	$(7,113)

				Old Mutual
				Insurance	Fidelity Variable Insurance
	Lazard Retirement Series, Inc.			Series Fund	Products Fund — Service Class 2
	Emerging	U.S. Small	International	Technology &	VIP	VIP	VIP
	Markets Equity	Cap Equity	Equity	Communications	Mid Cap	Contrafund	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$13,351	$0	$122	$0	$4,053	$12,941	$1,105
Risk and administrative expense (note 2)	(9,481)	(3,151)	(229)	(46)	(17,982)	(20,277)	(1,933)

Net investment activity	3,870	(3,151)	(107)	(46)	(13,929)	(7,336)	(828)

Reinvested capital gains	48,787	0	92	0	315,424	61,297	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(22,360)	(57,826)	(13,287)	(219)	(32,004)	(238,984)	3,066
Unrealized gain (loss)	(555,829)	(67,399)	(1,174)	(1,263)	(1,063,637)	(859,358)	(109,801)

Net gain (loss) on investments	(578,189)	(125,225)	(14,461)	(1,482)	(1,095,641)	(1,098,342)	(106,735)

Net increase (decrease) in contract owner’s equity from operations	$(525,532)	$(128,376)	$(14,476)	$(1,528)	$(794,146)	$(1,044,381)	$(107,563)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2008

	Fidelity Variable Insurance
	Products Fund —
	Service Class 2		Janus Aspen Series — Service Shares
	VIP Equity-	VIP Real	Large Cap	Worldwide		International
	Income	Estate	Growth	Growth	Balanced	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008(a)	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$3,167	$204	$251	$777	$10,188	$9,383
Risk and administrative expense (note 2)	(2,258)	(10)	(443)	(789)	(4,381)	(7,667)

Net investment activity	909	194	(192)	(12)	5,807	1,716

Reinvested capital gains	251	87	0	0	29,027	135,537

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(73,197)	(4)	(1,782)	(6,957)	14,116	(8,779)
Unrealized gain (loss)	(47,525)	(1,704)	(18,366)	(37,156)	(125,704)	(627,707)

Net gain (loss) on investments	(120,722)	(1,708)	(20,148)	(44,113)	(111,588)	(636,486)

Net increase (decrease) in contract owners’ equity from operations	$(119,562)	$(1,427)	$(20,340)	$(44,125)	$(76,754)	$(499,233)

	MFS Variable Insurance Trust — Service Class				J.P. Morgan Series Trust II
	New	Investors	Mid Cap	Total	Small	Mid Cap
	Discovery	Growth Stock	Growth	Return	Company	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$4	$0	$15,412	$107	$4,705
Risk and administrative expense (note 2)	(204)	(16)	(248)	(4,974)	(586)	(3,986)

Net investment activity	(204)	(12)	(248)	10,438	(479)	719

Reinvested capital gains	3,202	74	2,530	33,606	6,043	31,893

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(5,249)	1	(3,275)	(15,088)	(17,322)	(40,432)
Unrealized gain (loss)	(7,336)	(747)	(14,102)	(154,286)	(12,032)	(144,466)

Net gain (loss) on investments	(12,585)	(746)	(17,377)	(169,374)	(29,354)	(184,898)

Net increase (decrease) in contract owners’ equity from operations	$(9,587)	$(684)	$(15,095)	$(125,330)	$(23,790)	$(152,286)

(a)	Period from May 1, 2008, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2008

				Calvert	UBS Series
	PIMCO Variable Insurance Trust —			Variable	Trust —	The Prudential
	Administrative Shares			Series, Inc.	Class I	Series Fund, Inc.
	Real	Total	Global	Social	U.S.	Jennison
	Return	Return	Bond	Equity	Allocation	20/20 Focus	Jennison
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$25,227	$34,816	$5,919	$0	$515	$0	$8
Risk and administrative expense (note 2)	(7,440)	(8,220)	(1,928)	(610)	(209)	(1,258)	(109)

Net investment activity	17,787	26,596	3,991	(610)	306	(1,258)	(101)

Reinvested capital gains	742	7,241	0	387	0	8,848	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(3,622)	(6,554)	(5,248)	266	(8)	(9,255)	(471)
Unrealized gain (loss)	(61,917)	(11,567)	(14,432)	(25,069)	(8,242)	(55,343)	(4,616)

Net gain (loss) on investments	(65,539)	(18,121)	(19,680)	(24,803)	(8,250)	(64,598)	(5,087)

Net increase (decrease) in contract owner’s equity from operations	$(47,010)	$15,716	$(15,689)	$(25,026)	$(7,944)	$(57,008)	$(5,188)

	Dreyfus
	Variable
	Investment
	Fund — Service			Van Kampen Universal
	Shares	Royce Capital Fund		Institutional Funds — Class II
				Core Plus		International
				Fixed	U.S. Real	Growth	Capital
	Appreciation	Small-Cap	Micro-Cap	Income	Estate	Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$439	$3,482	$5,389	$1,160	$852	$4	$0
Risk and administrative expense (note 2)	(152)	(7,321)	(3,212)	(238)	(332)	(603)	(16)

Net investment activity	287	(3,839)	2,177	922	520	(599)	(16)

Reinvested capital gains	1,904	44,769	22,584	0	11,826	337	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(95)	(3,574)	(45,452)	(30)	(125)	(23,434)	(5)
Unrealized gain (loss)	(5,709)	(218,532)	(138,431)	(3,944)	(25,431)	(14,237)	(1,111)

Net gain (loss) on investments	(5,804)	(222,106)	(183,883)	(3,974)	(25,556)	(37,671)	(1,116)

Net increase (decrease) in contract owner’s equity from operations	$(3,613)	$(181,176)	$(159,122)	$(3,052)	$(13,210)	$(37,933)	$(1,132)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Operations	For the Period Ended December 31, 2008

					Neuberger
					Berman
				Legg Mason	Advisers
				Partners Variable	Management
	Franklin Templeton Variable Insurance			Equity Trust —	Trust —
	Products Trust — Class 2			Class I	S Class
	Franklin	Franklin Flex	Templeton
	Income	Cap Growth	Foreign	Fundamental	AMT
	Securities	Securities	Securities	Value	Regency	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$35,347	$21	$4,017	$4	$75	$582,045
Risk and administrative expense (note 2)	(5,291)	(103)	(1,651)	(31)	(129)	(586,499)

Net investment activity	30,056	(82)	2,366	(27)	(54)	(4,454)

Reinvested capital gains	14,801	0	16,439	3	16	1,118,769

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(49,462)	(1,545)	(9,535)	(1,672)	(3,153)	(1,038,183)
Unrealized gain (loss)	(176,816)	(2,703)	(93,841)	385	(3,429)	(27,785,576)

Net gain (loss) on investments	(226,278)	(4,248)	(103,376)	(1,287)	(6,582)	(28,823,759)

Net increase (decrease) in contract owner’s equity from operations	$(181,421)	$(4,330)	$(84,571)	$(1,311)	$(6,620)	$(27,709,444)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(47,676)	$(244,302)	$34,605	$87,922	$(26,731)	$(30,464)	$61,529	$43,098
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(475,299)	878,589	0	(75)	2,509	71,619	(92,937)	(1,733)
Unrealized gain (loss)	(7,375,432)	(1,865,452)	0	0	(303,452)	35,936	(1,632,148)	338,152

Net increase (decrease) in contract owners’ equity from operations	(7,898,407)	(1,231,165)	34,605	87,847	(327,674)	77,091	(1,663,556)	379,517

Equity transactions:
Contract purchase payments	49,153	100,234	25,652	19,816	27,549	15,822	26,691	111,229
Transfers (to) and from other subaccounts	(992,946)	(1,255,838)	4,195,564	5,090,412	(90,564)	(326,974)	(59,449)	(123,108)
Transfers (to) and from fixed dollar contract	(227,693)	(34,194)	(135,585)	134,405	(45,117)	3,072	(43,723)	20,697
Withdrawals and surrenders	(1,397,356)	(1,979,410)	(3,745,880)	(3,885,472)	(315,439)	(350,837)	(656,533)	(1,410,490)
Surrender charges (note 2)	(5,282)	(2,599)	(5,648)	(2,070)	(1,684)	(3,534)	(1,813)	(1,602)
Annual contract charges (note 2)	(7,253)	(10,210)	(1,053)	(793)	(914)	(1,095)	(3,601)	(4,351)
Annuity and death benefit payments	(229,817)	(713,992)	(128,608)	(88,476)	(68,533)	(19,952)	(134,394)	(165,007)

Net equity transactions	(2,811,194)	(3,896,009)	204,442	1,267,822	(494,702)	(683,498)	(872,822)	(1,572,632)

Net change in contract owners’ equity	(10,709,601)	(5,127,174)	239,047	1,355,669	(822,376)	(606,407)	(2,536,378)	(1,193,115)
Contract owners’ equity:
Beginning of period	16,303,800	21,430,974	3,443,257	2,087,588	2,884,884	3,491,291	5,867,617	7,060,732

End of period	$5,594,199	$16,303,800	$3,682,304	$3,443,257	$2,062,508	$2,884,884	$3,331,239	$5,867,617

Change in units:
Beginning units	297,102	360,754	129,717	76,914	91,026	127,160	172,442	222,655

Units purchased	1,595	2,190	255,812	354,029	4,678	13,058	4,703	2,566
Units redeemed	(74,980)	(65,842)	(231,161)	(301,226)	(22,473)	(49,192)	(36,602)	(52,779)

Ending units	223,717	297,102	154,368	129,717	73,231	91,026	140,543	172,442

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
							International
	International		Capital Appreciation		Millennium		Small-Mid Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(47,907)	$(66,695)	$(19,486)	$(45,383)	$(26,942)	$(36,468)	$(20,031)	$(31,828)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(184,137)	74,076	545,522	599,939	(98,310)	(34,536)	196,669	641,320
Unrealized gain (loss)	(2,420,575)	506,776	(2,540,918)	(297,492)	(1,270,501)	864,973	(1,510,234)	(156,316)

Net increase (decrease) in contract owners’ equity from operations	(2,652,619)	514,157	(2,014,882)	257,064	(1,395,753)	793,969	(1,333,596)	453,176

Equity transactions:
Contract purchase payments	26,900	64,027	34,810	44,982	18,578	40,592	8,691	15,737
Transfers (to) and from other subaccounts	139,248	(251,617)	(980,546)	(385,570)	172,308	(678,395)	(371,749)	(721,122)
Transfers (to) and from fixed dollar contract	(125,557)	15,488	(137,826)	(5,556)	(12,016)	(8,349)	(49,450)	(4,133)
Withdrawals and surrenders	(564,549)	(901,092)	(675,619)	(927,897)	(496,222)	(775,408)	(269,736)	(415,851)
Surrender charges (note 2)	(956)	(1,549)	(1,609)	(5,299)	(473)	(1,496)	(453)	(879)
Annual contract charges (note 2)	(2,905)	(3,503)	(1,923)	(2,379)	(1,509)	(1,705)	(741)	(912)
Annuity and death benefit payments	(112,674)	(40,280)	(99,922)	(41,372)	(23,364)	(16,272)	(4,030)	(40,215)

Net equity transactions	(640,493)	(1,118,526)	(1,862,635)	(1,323,091)	(342,698)	(1,441,033)	(687,468)	(1,167,375)

Net change in contract owners’ equity	(3,293,112)	(604,369)	(3,877,517)	(1,066,027)	(1,738,451)	(647,064)	(2,021,064)	(714,199)
Contract owners’ equity:
Beginning of period	6,041,139	6,645,508	6,645,834	7,711,861	3,368,706	4,015,770	3,043,650	3,757,849

End of period	$2,748,027	$6,041,139	$2,768,317	$6,645,834	$1,630,255	$3,368,706	$1,022,586	$3,043,650

Change in units:
Beginning units	255,721	303,810	190,965	228,366	95,869	143,916	81,783	116,624

Units purchased	16,131	15,337	2,944	4,377	17,143	4,269	4,681	10,970
Units redeemed	(54,616)	(63,426)	(61,240)	(41,778)	(30,362)	(52,316)	(29,737)	(45,811)

Ending units	217,236	255,721	132,669	190,965	82,650	95,869	56,727	81,783

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,976)	$(5,564)	$(4,998)	$(10,957)	$(27,592)	$(47,762)	$33,244	$28,729
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(50,662)	(96,697)	(68,458)	(23,140)	235,905	564,762	17,721	234,945
Unrealized gain (loss)	(102,019)	232,827	(252,052)	167,375	(1,997,412)	201,337	(2,054,660)	38,179

Net increase (decrease) in contract owners’ equity from operations	(155,657)	130,566	(325,508)	133,278	(1,789,099)	718,337	(2,003,695)	301,853

Equity transactions:
Contract purchase payments	2,508	2,804	2,339	2,629	1,445	30,245	77,986	75,942
Transfers (to) and from other subaccounts	(182,370)	(71,503)	(258,375)	(48,445)	(302,248)	(837,585)	(571,231)	(715,565)
Transfers (to) and from fixed dollar contract	846	(3,374)	(6,742)	10,866	(38,809)	(13,041)	(36,445)	(5,688)
Withdrawals and surrenders	(62,290)	(102,826)	(76,405)	(158,770)	(583,345)	(937,158)	(581,865)	(1,041,646)
Surrender charges (note 2)	(524)	(120)	(235)	(990)	(1,270)	(4,501)	(807)	(2,931)
Annual contract charges (note 2)	(239)	(253)	(283)	(383)	(1,779)	(2,191)	(1,992)	(2,440)
Annuity and death benefit payments	(2,627)	(2,739)	(313)	(1,462)	(70,566)	(26,268)	(62,056)	(55,102)

Net equity transactions	(244,696)	(178,011)	(340,014)	(196,555)	(996,572)	(1,790,499)	(1,176,410)	(1,747,430)

Net change in contract owners’ equity	(400,353)	(47,445)	(665,522)	(63,277)	(2,785,671)	(1,072,162)	(3,180,105)	(1,445,577)
Contract owners’ equity:
Beginning of period	558,278	605,723	961,955	1,025,232	4,252,420	5,324,582	6,250,122	7,695,699

End of period	$157,925	$558,278	$296,433	$961,955	$1,466,749	$4,252,420	$3,070,017	$6,250,122

Change in units:
Beginning units	56,352	73,598	56,672	68,447	142,595	208,972	298,017	381,928

Units purchased	8,686	23,839	552	6,484	461	5,306	5,562	14,775
Units redeemed	(36,782)	(41,085)	(23,495)	(18,259)	(41,175)	(71,683)	(68,625)	(98,686)

Ending units	28,256	56,352	33,729	56,672	101,881	142,595	234,954	298,017

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,851	$151	$(4,471)	$(6,692)	$(1,678)	$(4,004)	$(338)	$(477)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	3,282	2,813	(8,190)	30,237	(15,152)	6,289	1,061	6,154
Unrealized gain (loss)	(51,302)	(25,047)	(106,227)	(5,910)	(67,282)	33,382	(17,537)	1,765

Net increase (decrease) in contract owners’ equity from operations	(45,169)	(22,083)	(118,888)	17,635	(84,112)	35,667	(16,814)	7,442

Equity transactions:
Contract purchase payments	0	0	72	72	848	930	0	149
Transfers (to) and from other subaccounts	(12,938)	(7,486)	(93,801)	219,980	(118,538)	22,906	0	(19,889)
Transfers (to) and from fixed dollar contract	0	0	(15,565)	2,435	(7,469)	0	0	0
Withdrawals and surrenders	(73,111)	(663)	(125,314)	(176,717)	(48,584)	(22,862)	(3,997)	(8,376)
Surrender charges (note 2)	(208)	0	(558)	(171)	(1,550)	(15)	(293)	(26)
Annual contract charges (note 2)	(62)	(72)	(148)	(133)	(175)	(247)	(30)	(39)
Annuity and death benefit payments	(151)	(421)	(3,141)	(2,157)	(1,627)	(558)	(1,048)	0

Net equity transactions	(86,470)	(8,642)	(238,455)	43,309	(177,095)	154	(5,368)	(28,181)

Net change in contract owners’ equity	(131,639)	(30,725)	(357,343)	60,944	(261,207)	35,821	(22,182)	(20,739)
Contract owners’ equity:
Beginning of period	205,684	236,409	592,926	531,982	361,516	325,695	43,537	64,276

End of period	$74,045	$205,684	$235,583	$592,926	$100,309	$361,516	$21,355	$43,537

Change in units:
Beginning units	17,907	18,587	38,799	35,727	32,950	32,686	8,807	15,267

Units purchased	0	0	2,126	24,475	3,629	5,816	0	34
Units redeemed	(8,811)	(680)	(20,027)	(21,403)	(22,071)	(5,552)	(1,283)	(6,494)

Ending units	9,096	17,907	20,898	38,799	14,508	32,950	7,524	8,807

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		Balanced		Target Equity/Income
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$32	$(267)	$(191)	$(141)	$(388)	$(289)	$(970)	$1,034
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	794	1,155	(154)	721	(626)	500	(26,361)	149
Unrealized gain (loss)	(25,040)	2,453	(6,949)	514	(8,231)	2,881	(22,206)	13,318

Net increase (decrease) in contract owners’ equity from operations	(24,214)	3,341	(7,294)	1,094	(9,245)	3,092	(49,537)	14,501

Equity transactions:
Contract purchase payments	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	146	42,553	736	1,211	16,019	72,888	0	40,320
Transfers (to) and from fixed dollar contract	(277)	2,862	(289)	10,454	0	0	(26,953)	9,061
Withdrawals and surrenders	(416)	(11,015)	0	(2,397)	(17,788)	(35,780)	(118,672)	0
Surrender charges (note 2)	0	0	0	(8)	(4)	0	0	0
Annual contract charges (note 2)	(6)	(6)	(4)	(4)	(14)	(12)	(40)	(25)
Annuity and death benefit payments	(105)	(29)	0	0	0	0	0	0

Net equity transactions	(658)	34,365	443	9,256	(1,787)	37,096	(145,665)	49,356

Net change in contract owners’ equity	(24,872)	37,706	(6,851)	10,350	(11,032)	40,188	(195,202)	63,857
Contract owners’ equity:
Beginning of period	67,587	29,881	16,329	5,979	40,188	0	201,254	137,397

End of period	$42,715	$67,587	$9,478	$16,329	$29,156	$40,188	$6,052	$201,254

Change in units:
Beginning units	4,473	2,102	1,290	512	3,166	0	16,794	12,532

Units purchased	1,251	3,131	2,302	1,083	1,582	6,221	0	4,264
Units redeemed	(925)	(760)	(2,341)	(305)	(1,578)	(3,055)	(15,862)	(2)

Ending units	4,799	4,473	1,251	1,290	3,170	3,166	932	16,794

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter	Fourth Quarter
	Subaccount		Subaccount		Subaccount	Subaccount
	2008	2007	2008	2007	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(517)	$(722)	$(363)	$(480)	$(15)	$(354)	$(429)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	1,157	2,730	28	146	3,949	67	141
Unrealized gain (loss)	(21,891)	(2,025)	(19,722)	1,948	(3,501)	(13,359)	1,194

Net increase (decrease) in contract owners’ equity from operations	(21,251)	(17)	(20,057)	1,614	433	(13,646)	906

Equity transactions:
Contract purchase payments	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0	(14,986)	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0
Withdrawals and surrenders	(3,748)	(6,759)	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0
Annual contract charges (note 2)	(13)	(14)	(7)	(8)	(4)	(7)	(7)
Annuity and death benefit payments	0	0	0	0	0	0	0

Net equity transactions	(3,761)	(6,773)	(7)	(8)	(14,990)	(7)	(7)

Net change in contract owners’ equity	(25,012)	(6,790)	(20,064)	1,606	(14,557)	(13,653)	899
Contract owners’ equity:
Beginning of period	58,945	65,735	42,753	41,147	14,557	38,213	37,314

End of period	$33,933	$58,945	$22,689	$42,753	$0	$24,560	$38,213

Change in units:
Beginning units	4,591	5,095	2,639	2,639	971	2,420	2,421

Units purchased	0	0	0	0	0	0	0
Units redeemed	(320)	(504)	(1)	0	(971)	(1)	(1)

Ending units	4,271	4,591	2,638	2,639	0	2,419	2,420

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter	Fourth Quarter
	Subaccount		Subaccount		Subaccount	Subaccount
	2008	2007	2008	2007	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(585)	$(868)	$(393)	$(544)	$(4)	$(391)	$(467)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	1,622	4,192	58	778	85	90	165
Unrealized gain (loss)	(34,287)	(1,509)	(23,077)	1,559	(51)	(17,412)	2,619

Net increase (decrease) in contract owners’ equity from operations	(33,250)	1,815	(23,412)	1,793	30	(17,713)	2,317

Equity transactions:
Contract purchase payments	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	1,303	(1,303)	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0
Withdrawals and surrenders	(4,252)	(8,241)	0	(1,417)	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0
Annual contract charges (note 2)	(17)	(16)	(8)	(8)	(3)	(8)	(7)
Annuity and death benefit payments	0	0	0	0	0	0	0

Net equity transactions	(4,269)	(8,257)	(8)	(122)	(1,306)	(8)	(7)

Net change in contract owners’ equity	(37,519)	(6,442)	(23,420)	1,671	(1,276)	(17,721)	2,310
Contract owners’ equity:
Beginning of period	71,424	77,866	47,005	45,334	1,276	42,293	39,983

End of period	$33,905	$71,424	$23,585	$47,005	$0	$24,572	$42,293

Change in units:
Beginning units	4,345	4,822	2,653	2,653	99	2,292	2,292

Units purchased	0	0	0	72	0	0	0
Units redeemed	(303)	(477)	(1)	(72)	(99)	(1)	0

Ending units	4,042	4,345	2,652	2,653	0	2,291	2,292

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Janus Aspen Series — Institutional Shares
	Large Cap Growth		Worldwide Growth		Balanced
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,345)	$(2,769)	$264	$(1,957)	$13,261	$13,635
Reinvested capital gains	0	0	0	0	60,415	0
Realized gain (loss)	(61,972)	(34,998)	(67,926)	(17,033)	17,603	41,360
Unrealized gain (loss)	(129,781)	134,110	(111,938)	69,665	(243,317)	36,118

Net increase (decrease) in contract owners’ equity from operations	(193,098)	96,343	(179,600)	50,675	(152,038)	91,113

Equity transactions:
Contract purchase payments	1,024	6,175	470	500	687	870
Transfers (to) and from other subaccounts	(183,440)	47,509	(199,284)	44,236	67,855	42,302
Transfers (to) and from fixed dollar contract	(934)	0	(12,696)	11,506	(28,502)	4,824
Withdrawals and surrenders	(34,272)	(155,362)	(20,211)	(87,212)	(116,287)	(220,708)
Surrender charges (note 2)	(224)	(374)	(111)	(222)	(287)	(1,811)
Annual contract charges (note 2)	(212)	(262)	(186)	(233)	(546)	(626)
Annuity and death benefit payments	(2,198)	(3,161)	(3,608)	(6,617)	(21,406)	(17,436)

Net equity transactions	(220,256)	(105,475)	(235,626)	(38,042)	(98,486)	(192,585)

Net change in contract owners’ equity	(413,354)	(9,132)	(415,226)	12,633	(250,524)	(101,472)
Contract owners’ equity:
Beginning of period	674,891	684,023	598,349	585,716	935,597	1,037,069

End of period	$261,537	$674,891	$183,123	$598,349	$685,073	$935,597

Change in units:
Beginning units	72,508	83,624	56,107	59,311	64,063	77,563

Units purchased	11,822	13,703	609	7,541	11,923	6,562
Units redeemed	(37,224)	(24,819)	(25,353)	(10,745)	(19,382)	(20,062)

Ending units	47,106	72,508	31,363	56,107	56,604	64,063

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

							Van Kampen —
							Universal Institutional
	Wells Fargo Advantage Variable Trust Funds						Funds - Class I
	Opportunity		Small/Mid Cap Value		Discovery		U.S. Real Estate
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,298	$(1,053)	$(2,039)	$(2,514)	$(949)	$(1,798)	$11,593	$801
Reinvested capital gains	32,990	27,021	47,015	45,984	0	0	180,330	82,047
Realized gain (loss)	(40,092)	22,619	(2,642)	7,865	12,414	37,156	(117,920)	100,749
Unrealized gain (loss)	(66,381)	(33,593)	(157,766)	(54,871)	(65,344)	(300)	(272,121)	(328,671)

Net increase (decrease) in contract owners’ equity from operations	(72,185)	14,994	(115,432)	(3,536)	(53,879)	35,058	(198,118)	(145,074)

Equity transactions:
Contract purchase payments	0	204	0	0	0	233	1,440	1,410
Transfers (to) and from other subaccounts	0	(67,694)	0	(2,323)	(30,380)	(79,761)	5,131	(419,954)
Transfers (to) and from fixed dollar contract	0	0	0	0	(5,583)	0	(41,503)	31,687
Withdrawals and surrenders	(17,283)	(49,295)	(6,078)	(21,157)	(3,463)	(38,420)	(65,326)	(66,726)
Surrender charges (note 2)	(73)	(405)	0	(627)	(23)	(637)	(174)	(247)
Annual contract charges (note 2)	(57)	(88)	(14)	(23)	(78)	(89)	(172)	(312)
Annuity and death benefit payments	(30,581)	(644)	(833)	(948)	(1,085)	(2,470)	(5,890)	(6,450)

Net equity transactions	(47,994)	(117,922)	(6,925)	(25,078)	(40,612)	(121,144)	(106,494)	(460,592)

Net change in contract owners’ equity	(120,179)	(102,928)	(122,357)	(28,614)	(94,491)	(86,086)	(304,612)	(605,666)
Contract owners’ equity:
Beginning of period	180,093	283,021	261,033	289,647	152,383	238,469	545,474	1,151,140

End of period	$59,914	$180,093	$138,676	$261,033	$57,892	$152,383	$240,862	$545,474

Change in units:
Beginning units	11,129	18,432	14,641	15,997	14,161	26,819	16,485	28,552

Units purchased	0	13	0	0	0	26	1,682	4,027
Units redeemed	(4,907)	(7,316)	(491)	(1,356)	(4,408)	(12,684)	(6,329)	(16,094)

Ending units	6,222	11,129	14,150	14,641	9,753	14,161	11,838	16,485

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Goldman Sachs Variable Insurance Trust — Institutional Shares
	Growth and Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$883	$3,928	$(103)	$(85)	$(131)	$(165)
Reinvested capital gains	26	51,761	246	6,467	0	0
Realized gain (loss)	(75,106)	18,423	(5,578)	5,393	(607)	2,321
Unrealized gain (loss)	(105,257)	(71,621)	(18,794)	(13,520)	(6,375)	(268)

Net increase (decrease) in contract owners’ equity from operations	(179,454)	2,491	(24,229)	(1,745)	(7,113)	1,888

Equity transactions:
Contract purchase payments	326	1,082	0	0	127	126
Transfers (to) and from other subaccounts	(38,675)	42,291	0	0	479	0
Transfers (to) and from fixed dollar contract	(49,387)	40,015	(5,305)	0	0	0
Withdrawals and surrenders	(73,447)	(76,711)	(32,020)	(17,612)	(7,161)	(9,691)
Surrender charges (note 2)	(1,349)	(430)	(60)	(3)	(34)	(787)
Annual contract charges (note 2)	(146)	(172)	(28)	(37)	(20)	(27)
Annuity and death benefit payments	(13,467)	(5,786)	(1,402)	(2,818)	(432)	(2,139)

Net equity transactions	(176,145)	289	(38,815)	(20,470)	(7,041)	(12,518)

Net change in contract owners’ equity	(355,599)	2,780	(63,044)	(22,215)	(14,154)	(10,630)
Contract owners’ equity:
Beginning of period	545,814	543,034	82,759	104,974	18,734	29,364

End of period	$190,215	$545,814	$19,715	$82,759	$4,580	$18,734

Change in units:
Beginning units	38,508	38,527	7,517	9,283	1,832	3,140

Units purchased	2,229	9,566	0	0	700	13
Units redeemed	(20,090)	(9,585)	(4,640)	(1,766)	(1,747)	(1,321)

Ending units	20,647	38,508	2,877	7,517	785	1,832

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

							Old Mutual Insurance
	Lazard Retirement Series, Inc.						Series Fund
							Technology &
	Emerging Markets Equity		U.S. Small Cap Equity		International Equity		Communications
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,870	$2,370	$(3,151)	$(5,542)	$(107)	$810	$(46)	$(83)
Reinvested capital gains	48,787	177,603	0	203,568	92	9,444	0	0
Realized gain (loss)	(22,360)	85,572	(57,826)	15,750	(13,287)	2,401	(219)	115
Unrealized gain (loss)	(555,829)	27,451	(67,399)	(253,973)	(1,174)	(6,997)	(1,263)	1,944

Net increase (decrease) in contract owners’ equity from operations	(525,532)	292,996	(128,376)	(40,197)	(14,476)	5,658	(1,528)	1,976

Equity transactions:
Contract purchase payments	1,871	1,211	13,996	8,249	600	300	0	60
Transfers (to) and from other subaccounts	(13,370)	226,885	(67,965)	(36,887)	(28,265)	46,746	(3,656)	(5,074)
Transfers (to) and from fixed dollar contract	(74,865)	48,812	(24,079)	11,374	0	0	(318)	(1,166)
Withdrawals and surrenders	(292,302)	(152,647)	(58,176)	(51,471)	(410)	(36,438)	(508)	(2,415)
Surrender charges (note 2)	(1,825)	(1,023)	(509)	(521)	0	(9)	0	0
Annual contract charges (note 2)	(415)	(415)	(192)	(326)	(11)	(6)	(11)	(9)
Annuity and death benefit payments	(4,673)	(29,800)	(658)	(2,374)	0	0	0	0

Net equity transactions	(385,579)	93,023	(137,583)	(71,956)	(28,086)	10,593	(4,493)	(8,604)

Net change in contract owners’ equity	(911,111)	386,019	(265,959)	(112,153)	(42,562)	16,251	(6,021)	(6,628)
Contract owners’ equity:
Beginning of period	1,261,114	875,095	462,931	575,084	49,783	33,532	6,021	12,649

End of period	$350,003	$1,261,114	$196,972	$462,931	$7,221	$49,783	$0	$6,021

Change in units:
Beginning units	33,369	30,532	22,813	26,048	3,580	2,649	2,330	6,450

Units purchased	11,132	10,732	806	1,574	56	4,676	0	31
Units redeemed	(26,264)	(7,895)	(8,164)	(4,809)	(2,802)	(3,745)	(2,330)	(4,151)

Ending units	18,237	33,369	15,455	22,813	834	3,580	0	2,330

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Fidelity Variable Insurance Products Fund — Service Class 2
									VIP Real
	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income		Estate
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007	2008(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(13,929)	$(13,499)	$(7,336)	$(7,051)	$(828)	$(1,322)	$909	$1,008	$194
Reinvested capital gains	315,424	219,269	61,297	641,624	0	140	251	25,133	87
Realized gain (loss)	(32,004)	131,848	(238,984)	89,005	3,066	13,661	(73,197)	7,126	(4)
Unrealized gain (loss)	(1,063,637)	(22,041)	(859,358)	(346,232)	(109,801)	36,665	(47,525)	(32,576)	(1,704)

Net increase (decrease) in contract owners’ equity from operations	(794,146)	315,577	(1,044,381)	377,346	(107,563)	49,144	(119,562)	691	(1,427)

Equity transactions:
Contract purchase payments	3,900	4,713	1,973	2,465	238	218	13	0	0
Transfers (to) and from other subaccounts	(101,829)	34,903	68,885	48,846	26,480	3,473	(38,139)	(6,784)	7,155
Transfers (to) and from fixed dollar contract	(60,093)	30,249	(76,377)	48,094	(4,146)	0	(12,324)	24,621	0
Withdrawals and surrenders	(331,514)	(292,892)	(471,178)	(230,478)	(12,506)	(47,164)	(28,477)	(38,111)	0
Surrender charges (note 2)	(3,675)	(964)	(4,206)	(829)	(317)	(4)	(159)	(3)	0
Annual contract charges (note 2)	(601)	(703)	(486)	(502)	(70)	(58)	(60)	(65)	0
Annuity and death benefit payments	(80,748)	(9,644)	(6,445)	(6,057)	(5,015)	(4,455)	(8,168)	(6,871)	0

Net equity transactions	(574,560)	(234,338)	(487,834)	(138,461)	4,664	(47,990)	(87,314)	(27,213)	7,155

Net change in contract owners’ equity	(1,368,706)	81,239	(1,532,215)	238,885	(102,899)	1,154	(206,876)	(26,522)	5,728
Contract owners’ equity:
Beginning of period	2,356,203	2,274,964	2,632,062	2,393,177	223,824	222,670	300,582	327,104	0

End of period	$987,497	$2,356,203	$1,099,847	$2,632,062	$120,925	$223,824	$93,706	$300,582	$5,728

Change in units:
Beginning units	99,162	109,304	171,588	181,170	25,501	31,739	22,229	24,888	0

Units purchased	2,339	14,421	14,373	22,101	4,281	4,199	5,285	12,825	1,080
Units redeemed	(31,963)	(24,563)	(59,629)	(31,683)	(3,359)	(10,437)	(15,899)	(15,484)	0

Ending units	69,538	99,162	126,332	171,588	26,423	25,501	11,615	22,229	1,080

(a)	Period from May 1, 2008, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Janus Aspen Series — Service Shares
	Large Cap Growth		Worldwide Growth		Balanced		International Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(192)	$(279)	$(12)	$(631)	$5,807	$5,634	$1,716	$(6,034)
Reinvested capital gains	0	0	0	0	29,027	0	135,537	0
Realized gain (loss)	(1,782)	(1,185)	(6,957)	(1,072)	14,116	7,836	(8,779)	103,039
Unrealized gain (loss)	(18,366)	8,777	(37,156)	12,262	(125,704)	24,186	(627,707)	151,506

Net increase (decrease) in contract owners’ equity from operations	(20,340)	7,313	(44,125)	10,559	(76,754)	37,656	(499,233)	248,511

Equity transactions:
Contract purchase payments	792	797	0	14	18,308	5,296	25	125
Transfers (to) and from other subaccounts	0	(18,681)	(22,346)	(8,155)	84,467	2,487	(70,287)	92,376
Transfers (to) and from fixed dollar contract	(4,596)	2,814	0	0	(12,810)	1,425	(26,367)	47,470
Withdrawals and surrenders	(1,041)	(1,936)	(2,939)	(13,372)	(79,159)	(24,456)	(104,281)	(130,916)
Surrender charges (note 2)	(5)	0	(5)	0	(708)	(520)	(888)	(190)
Annual contract charges (note 2)	(73)	(70)	(61)	(74)	(244)	(233)	(221)	(275)
Annuity and death benefit payments	0	0	0	(229)	(688)	(1,624)	(66,292)	(3,732)

Net equity transactions	(4,923)	(17,076)	(25,351)	(21,816)	9,166	(17,625)	(268,311)	4,858

Net change in contract owners’ equity	(25,263)	(9,763)	(69,476)	(11,257)	(67,588)	20,031	(767,544)	253,369
Contract owners’ equity:
Beginning of period	52,672	62,435	120,702	131,959	433,685	413,654	1,077,056	823,687

End of period	$27,409	$52,672	$51,226	$120,702	$366,097	$433,685	$309,512	$1,077,056

Change in units:
Beginning units	6,995	9,394	16,036	18,954	33,253	34,630	28,074	27,188

Units purchased	134	536	415	2	9,234	1,542	10,718	10,708
Units redeemed	(1,014)	(2,935)	(4,001)	(2,920)	(8,609)	(2,919)	(21,748)	(9,822)

Ending units	6,115	6,995	12,450	16,036	33,878	33,253	17,044	28,074

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	MFS Variable Insurance Trust — Service Class
	New Discovery				Mid Cap Growth		Total Return
	Subaccount		Investors Growth Stock Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(204)	$(299)	$(12)	$(22)	$(248)	$(473)	$10,438	$10,402
Reinvested capital gains	3,202	1,451	74	0	2,530	1,759	33,606	18,392
Realized gain (loss)	(5,249)	3,467	1	480	(3,275)	1,931	(15,088)	15,480
Unrealized gain (loss)	(7,336)	(3,966)	(747)	(238)	(14,102)	796	(154,286)	(21,667)

Net increase (decrease) in contract owners’ equity from operations	(9,587)	653	(684)	220	(15,095)	4,013	(125,330)	22,607

Equity transactions:
Contract purchase payments	127	126	0	0	0	0	176	151
Transfers (to) and from other subaccounts	4,869	657	0	(1,651)	9,270	0	(29,393)	(2,714)
Transfers (to) and from fixed dollar contract	0	0	0	0	(240)	454	(32,717)	34,785
Withdrawals and surrenders	(1,488)	(1,168)	0	0	0	(26,186)	(231,305)	(56,019)
Surrender charges (note 2)	0	0	0	0	0	(5)	(1,209)	(39)
Annual contract charges (note 2)	(23)	(24)	(6)	(5)	(8)	(11)	(171)	(182)
Annuity and death benefit payments	(141)	0	0	0	(747)	0	(8,576)	(13,122)

Net equity transactions	3,344	(409)	(6)	(1,656)	8,275	(25,748)	(303,195)	(37,140)

Net change in contract owners’ equity	(6,243)	244	(690)	(1,436)	(6,820)	(21,735)	(428,525)	(14,533)
Contract owners’ equity:
Beginning of period	15,992	15,748	1,815	3,251	22,630	44,365	726,201	740,734

End of period	$9,749	$15,992	$1,125	$1,815	$15,810	$22,630	$297,676	$726,201

Change in units:
Beginning units	1,259	1,254	151	297	2,129	4,531	51,771	54,274

Units purchased	2,410	3,594	0	0	3,755	46	1,114	5,713
Units redeemed	(2,389)	(3,589)	(1)	(146)	(2,789)	(2,448)	(25,346)	(8,216)

Ending units	1,280	1,259	150	151	3,095	2,129	27,539	51,771

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	J.P. Morgan Series Trust II
	Small Company		Mid Cap Value
	Subaccount		Subaccount
	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(479)	$(1,122)	$719	$(587)
Reinvested capital gains	6,043	4,022	31,893	27,281
Realized gain (loss)	(17,322)	22,673	(40,432)	25,328
Unrealized gain (loss)	(12,032)	(25,544)	(144,466)	(43,896)

Net increase (decrease) in contract owners’ equity from operations	(23,790)	29	(152,286)	8,126

Equity transactions:
Contract purchase payments	0	0	479	460
Transfers (to) and from other subaccounts	1,892	(6,755)	(24,518)	94,283
Transfers (to) and from fixed dollar contract	(30,892)	0	(36,836)	26,216
Withdrawals and surrenders	(4,668)	(87,665)	(128,596)	(79,257)
Surrender charges (note 2)	(102)	(3)	(8)	(9)
Annual contract charges (note 2)	(1)	(9)	(85)	(124)
Annuity and death benefit payments	0	0	(11,629)	(10,363)

Net equity transactions	(33,771)	(94,432)	(201,193)	31,206

Net change in contract owners’ equity	(57,561)	(94,403)	(353,479)	39,332
Contract owners’ equity:
Beginning of period	69,690	164,093	535,639	496,307

End of period	$12,129	$69,690	$182,160	$535,639

Change in units:
Beginning units	4,365	9,603	25,537	23,594

Units purchased	3,412	289	4,480	8,738
Units redeemed	(6,659)	(5,527)	(17,110)	(6,795)

Ending units	1,118	4,365	12,907	25,537

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

							Calvert Variable
	PIMCO Variable Insurance Trust — Administrative Shares						Series Inc.
	Real Return		Total Return		Global Bond		Social Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$17,787	$24,478	$26,596	$49,645	$3,991	$1,178	$(610)	$(726)
Reinvested capital gains	742	1,566	7,241	0	0	97	387	3,447
Realized gain (loss)	(3,622)	(6,337)	(6,554)	(1,037)	(5,248)	(1,174)	266	3,065
Unrealized gain (loss)	(61,917)	40,455	(11,567)	48,825	(14,432)	3,653	(25,069)	154

Net increase (decrease) in contract owners’ equity from operations	(47,010)	60,162	15,716	97,433	(15,689)	3,754	(25,026)	5,940

Equity transactions:
Contract purchase payments	375	2,092	250	885	0	0	0	0
Transfers (to) and from other subaccounts	138,892	(16,181)	(308,313)	(494,926)	214,002	(22,980)	(269)	0
Transfers (to) and from fixed dollar contract	39,306	10,142	14,641	1,387	2,725	0	0	0
Withdrawals and surrenders	(333,446)	(65,577)	(216,316)	(60,339)	(62,014)	(12,115)	(6,455)	(8,119)
Surrender charges (note 2)	(2,578)	(173)	(1,883)	(348)	(70)	(14)	0	0
Annual contract charges (note 2)	(353)	(197)	(120)	(128)	(348)	(27)	(69)	(65)
Annuity and death benefit payments	(8,298)	(2,632)	(6,501)	(3,737)	(2,613)	(1,177)	(267)	(395)

Net equity transactions	(166,102)	(72,526)	(518,242)	(557,206)	151,682	(36,313)	(7,060)	(8,579)

Net change in contract owners’ equity	(213,112)	(12,364)	(502,526)	(459,773)	135,993	(32,559)	(32,086)	(2,639)
Contract owners’ equity:
Beginning of period	680,879	693,243	877,307	1,337,080	45,602	78,161	70,089	72,728

End of period	$467,767	$680,879	$374,781	$877,307	$181,595	$45,602	$38,003	$70,089

Change in units:
Beginning units	49,769	55,496	69,539	114,136	3,310	6,167	7,991	9,021

Units purchased	24,468	6,050	13,590	9,367	21,206	0	0	0
Units redeemed	(36,950)	(11,777)	(54,544)	(53,964)	(10,973)	(2,857)	(1,158)	(1,030)

Ending units	37,287	49,769	28,585	69,539	13,543	3,310	6,833	7,991

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

							Dreyfus Variable
	UBS Series Trust —						Investment Fund —
	Class I		The Prudential Series Fund, Inc.				Service Shares
	U.S. Allocation		Jennison 20/20 Focus		Jennison		Appreciation
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$306	$223	$(1,258)	$(1,284)	$(101)	$(168)	$287	$45
Reinvested capital gains	0	0	8,848	11,914	0	0	1,904	0
Realized gain (loss)	(8)	34	(9,255)	7,978	(471)	586	(95)	33
Unrealized gain (loss)	(8,242)	(85)	(55,343)	(7,999)	(4,616)	1,090	(5,709)	856

Net increase (decrease) in contract owners’ equity from operations	(7,944)	172	(57,008)	10,609	(5,188)	1,508	(3,613)	934

Equity transactions:
Contract purchase payments	0	0	240	180	0	0	0	0
Transfers (to) and from other subaccounts	0	0	22,590	29,077	201	(3,943)	5,827	0
Transfers (to) and from fixed dollar contract	0	0	0	1,101	(2,018)	0	0	0
Withdrawals and surrenders	0	0	(13,453)	(16,032)	0	(309)	(12,580)	0
Surrender charges (note 2)	0	0	(493)	(28)	0	0	0	0
Annual contract charges (note 2)	(9)	(9)	(77)	(72)	(2)	(3)	(8)	(7)
Annuity and death benefit payments	0	0	(613)	(375)	(1,072)	(350)	0	0

Net equity transactions	(9)	(9)	8,194	13,851	(2,891)	(4,605)	(6,761)	(7)

Net change in contract owners’ equity	(7,953)	163	(48,814)	24,460	(8,079)	(3,097)	(10,374)	927
Contract owners’ equity:
Beginning of period	22,052	21,889	128,569	104,109	14,419	17,516	17,265	16,338

End of period	$14,099	$22,052	$79,755	$128,569	$6,340	$14,419	$6,891	$17,265

Change in units:
Beginning units	1,430	1,431	6,192	5,468	875	1,176	1,135	1,135

Units purchased	0	0	3,106	4,378	14	0	807	0
Units redeemed	(1)	(1)	(2,895)	(3,654)	(268)	(301)	(1,291)	0

Ending units	1,429	1,430	6,403	6,192	621	875	651	1,135

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Royce Capital Fund
	Small-Cap		Micro-Cap
	Subaccount		Subaccount
	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,839)	$(9,208)	$2,177	$1,100
Reinvested capital gains	44,769	38,931	22,584	34,228
Realized gain (loss)	(3,574)	24,128	(45,452)	31,155
Unrealized gain (loss)	(218,532)	(81,252)	(138,431)	(49,268)

Net increase (decrease) in contract owners’ equity from operations	(181,176)	(27,401)	(159,122)	17,215

Equity transactions:
Contract purchase payments	1,297	4,863	352	325
Transfers (to) and from other subaccounts	(11,064)	148,082	(21,560)	(19,036)
Transfers (to) and from fixed dollar contract	(40,566)	11,862	(64,371)	33,337
Withdrawals and surrenders	(178,678)	(100,379)	(18,168)	(103,948)
Surrender charges (note 2)	(1,827)	(152)	(565)	(271)
Annual contract charges (note 2)	(299)	(347)	(114)	(169)
Annuity and death benefit payments	(32,436)	(7,548)	(791)	(974)

Net equity transactions	(263,573)	56,381	(105,217)	(90,736)

Net change in contract owners’ equity	(444,749)	28,980	(264,339)	(73,521)
Contract owners’ equity:
Beginning of period	866,241	837,261	399,639	473,160

End of period	$421,492	$866,241	$135,300	$399,639

Change in units:
Beginning units	42,076	39,380	17,706	21,562

Units purchased	8,208	9,934	1,327	3,848
Units redeemed	(21,898)	(7,238)	(8,347)	(7,704)

Ending units	28,386	42,076	10,686	17,706

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Van Kampen Universal Institutional Funds — Class II
	Core Plus				International Growth
	Fixed Income		U.S. Real Estate		Equity		Capital Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$922	$839	$520	$41	$(599)	$(66)	$(16)	$(18)
Reinvested capital gains	0	0	11,826	5,701	337	538	0	0
Realized gain (loss)	(30)	(94)	(125)	3,579	(23,434)	(126)	(5)	731
Unrealized gain (loss)	(3,944)	148	(25,431)	(17,314)	(14,237)	980	(1,111)	(63)

Net increase (decrease) in contract owners’ equity from operations	(3,052)	893	(13,210)	(7,993)	(37,933)	1,326	(1,132)	650

Equity transactions:
Contract purchase payments	0	0	0	0	120	90	0	0
Transfers (to) and from other subaccounts	0	14,199	0	(26,569)	26,947	24,627	0	21,036
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals and surrenders	(1,720)	0	0	0	0	0	0	(19,413)
Surrender charges (note 2)	(1)	0	0	0	0	0	0	0
Annual contract charges (note 2)	(3)	(3)	(10)	(12)	(24)	(20)	0	0
Annuity and death benefit payments	0	0	0	0	0	0	0	0

Net equity transactions	(1,724)	14,196	(10)	(26,581)	27,043	24,697	0	1,623

Net change in contract owners’ equity	(4,776)	15,089	(13,220)	(34,574)	(10,890)	26,023	(1,132)	2,273
Contract owners’ equity:
Beginning of period	28,762	13,673	34,123	68,697	26,023	0	2,273	0

End of period	$23,986	$28,762	$20,903	$34,123	$15,133	$26,023	$1,141	$2,273

Change in units:
Beginning units	2,195	1,091	1,537	2,526	2,131	0	184	0

Units purchased	0	1,508	0	0	12,394	2,132	0	1,685
Units redeemed	(131)	(404)	(1)	(989)	(12,093)	(1)	0	(1,501)

Ending units	2,064	2,195	1,536	1,537	2,432	2,131	184	184

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Franklin Templeton Variable Insurance Product Trust — Class 2
	Franklin Income		Franklin Flex Cap		Templeton
	Securities		Growth Securities		Foreign Securities
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$30,056	$13,435	$(82)	$(45)	$2,366	$1,483
Reinvested capital gains	14,801	3,483	0	0	16,439	7,317
Realized gain (loss)	(49,462)	7,094	(1,545)	3	(9,535)	1,965
Unrealized gain (loss)	(176,816)	(12,145)	(2,703)	604	(93,841)	11,502

Net increase (decrease) in contract owners’ equity from operations	(181,421)	11,867	(4,330)	562	(84,571)	22,267

Equity transactions:
Contract purchase payments	240	181	0	0	0	0
Transfers (to) and from other subaccounts	(15,936)	185,238	33,320	5,734	1,229	57,599
Transfers (to) and from fixed dollar contract	10,054	69,128	0	0	(1,286)	8,312
Withdrawals and surrenders	(78,520)	(57,057)	0	0	(13,015)	(5,349)
Surrender charges (note 2)	(4)	(171)	0	0	0	(1)
Annual contract charges (note 2)	(121)	(107)	(4)	0	(55)	(53)
Annuity and death benefit payments	(1,947)	(2,104)	0	0	(433)	(6)

Net equity transactions	(86,234)	195,108	33,316	5,734	(13,560)	60,502

Net change in contract owners’ equity	(267,655)	206,975	28,986	6,296	(98,131)	82,769
Contract owners’ equity:
Beginning of period	600,065	393,090	6,296	0	208,435	125,666

End of period	$332,410	$600,065	$35,282	$6,296	$110,304	$208,435

Change in units:
Beginning units	49,553	33,363	513	0	14,527	10,011

Units purchased	18,929	25,835	6,234	513	2,770	5,690
Units redeemed	(29,057)	(9,645)	(2,262)	0	(4,270)	(1,174)

Ending units	39,425	49,553	4,485	513	13,027	14,527

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Legg Mason Partners Variable Equity Trust — Class I (note 4)
		Total	Fundamental		Capital and
	All Cap	Return	Value		Income
	Subaccount	Subaccount	Subaccount		Subaccount
	2007	2007	2008	2007	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$0	$61	$(27)	$23	$(2)
Reinvested capital gains	193	73	3	182	0
Realized gain (loss)	22	811	(1,672)	(1)	69
Unrealized gain (loss)	(23)	(599)	385	(385)	0

Net increase (decrease) in contract owners’ equity from operations	192	346	(1,311)	(181)	67

Equity transactions:
Contract purchase payments	0	0	0	0	0
Transfers (to) and from other subaccounts	(3,916)	(11,482)	(2,424)	3,916	(67)
Transfers (to) and from fixed dollar contract	0	0	0	0	0
Withdrawals and surrenders	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0
Annual contract charges (note 2)	0	0	0	0	0
Annuity and death benefit payments	0	0	0	0	0

Net equity transactions	(3,916)	(11,482)	(2,424)	3,916	(67)

Net change in contract owners’ equity	(3,724)	(11,136)	(3,735)	3,735	0
Contract owners’ equity:
Beginning of period	3,724	11,136	3,735	0	0

End of period	$0	$0	$0	$3,735	$0

Change in units:
Beginning units	312	976	312	0	0

Units purchased	0	0	112	312	976
Units redeemed	(312)	(976)	(424)	0	(976)

Ending units	0	0	0	312	0

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Neuberger Berman
	Advisers Management
	Trust — S Class		Total
	AMT Regency Subaccount		Subaccounts
	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(54)	$(90)	$(4,454)	$(301,641)
Reinvested capital gains	16	219	1,118,769	1,650,855
Realized gain (loss)	(3,153)	454	(1,038,183)	3,749,521
Unrealized gain (loss)	(3,429)	(695)	(27,785,576)	(728,170)

Net increase (decrease) in contract owners’ equity from operations	(6,620)	(112)	(27,709,444)	4,370,565

Equity transactions:
Contract purchase payments	816	613	353,484	569,224
Transfers (to) and from other subaccounts	2,356	6,844	0	0
Transfers (to) and from fixed dollar contract	(231)	454	(1,490,986)	633,908
Withdrawals and surrenders	0	0	(12,879,582)	(15,625,206)
Surrender charges (note 2)	0	0	(46,739)	(38,610)
Annual contract charges (note 2)	(13)	(14)	(30,558)	(37,013)
Annuity and death benefit payments	(131)	(37)	(1,272,760)	(1,370,377)

Net equity transactions	2,797	7,860	(15,367,141)	(15,868,074)

Net change in contract owners’ equity	(3,823)	7,748	(43,076,585)	(11,497,509)
Contract owners’ equity:
Beginning of period	8,734	986	79,835,553	91,333,062

End of period	$4,911	$8,734	$36,758,968	$79,835,553

Change in units:
Beginning units	840	97	3,130,295	3,712,644

Units purchased	2,790	3,097	553,782	720,799
Units redeemed	(2,746)	(2,354)	(1,338,729)	(1,303,148)

Ending units	884	840	2,345,348	3,130,295

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account B

Notes to Financial Statements	December 31, 2008

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account B (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage varies by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, Balanced, and Target Equity/Income

Dow Target 10 Portfolios:  First Quarter, Second Quarter, and Fourth Quarter

Dow Target 5 Portfolios:  First Quarter, Second Quarter, and Fourth Quarter

Janus Aspen Series — Institutional Shares:  Large Cap Growth, Worldwide Growth, and Balanced

Wells Fargo Advantage Variable Trust Funds:  Opportunity, Small/Mid Cap Value, and Discovery

Van Kampen Universal Institutional Funds — Class I:  U.S. Real Estate

Goldman Sachs Variable Insurance Trust — Institutional Shares:  Growth and Income, Structured U.S. Equity, and Capital Growth

Lazard Retirement Series Inc.:  Emerging Markets Equity, U.S. Small Cap Equity, and International Equity

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series — Service Shares:  Large Cap Growth, Worldwide Growth, Balanced, and International Growth

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

J.P. Morgan Series Trust II:  Small Company and Mid Cap Value

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, and Global Bond

Calvert Variable Series Inc.:  Social Equity

UBS Series Trust — Class I:  U.S. Allocation

The Prudential Series Fund Inc.:  Jennison 20/20 Focus and Jennison

Dreyfus Variable Investment Fund — Service Shares:  Appreciation

Royce Capital Fund:  Small-Cap and Micro-Cap

Van Kampen Universal Institutional Funds — Class II:  Core Plus Fixed Income, U.S. Real Estate, International Growth Equity, and Capital Growth

Franklin Templeton Variable Insurance Products Trust — Class 2: Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

The underlying mutual funds in which the subaccounts invest, other than The Dow® Target Variable Fund LLC, Dow Target 10 and Dow Target 5 Portfolios, are diversified open-end management investment companies. The Dow® Target Variable Fund LLC is a non-diversified open-end management investment company. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds having similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly-owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow® Target Variable Fund LLC in which the Account invests. For these services, ONI received advisory fees, paid by Ohio National Fund, Inc., of approximately $14.5 million and $17.7 million for the years ended December 31, 2008 and 2007, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar portions of their contracts.

C. Calculation of Annuity Reserves

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expense.

D. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2008. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

E. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee and transfer fees, are charged to contracts upon a surrender, anniversary, or transfer event. These charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The following tables illustrate product and contract level charges by product:

These basic charges are assessed through reduction of daily unit values:

	Annual Payment	Variable Interest	Flexible Payment
	Combination	Annuity (“VIA”)	Combination

Mortality and Expense Risk Fees
(May increase annually to not more than 1.55%)	0.75%	1.05%	0.85%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	NA	No charge	$25

Transfer Fee — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15

	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit
Purchase Payment Charges	premium	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

These basic charges are assessed through reduction of daily unit values:

	Top I	Top Tradition	Top Plus

Mortality and Expense Risk Fees (May increase annually to not more than 1.55%)	0.85% to 1.05%	0.85%	0.65%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.10% to 1.30%	1.10%	0.90%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	$30	NA

Transfer Fee — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15

Purchase Payment Charges	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	5% of purchase payments made in the eight years prior to surrender	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Further information regarding fees, terms, and availability of all products listed above are provided in the “Top Variable Annuities” prospectus.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective April 8, 2005, funds of the Strong Variable Insurance Funds, Inc. were merged into the Wells Fargo Advantage Variable Trust Funds. The Strong Variable Insurance Funds, Inc. — Mid-Cap Growth II Fund was merged into the Wells Fargo Advantage Variable Trust Funds — Discovery Fund.

Effective April 27, 2007, funds of the Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust — Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

Variable Equity Trust — Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I.

(5)	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the information used to measure fair value and the effect of fair value measurements on earnings. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Account adopted SFAS No. 157 effective January 1, 2008. The adoption of SFAS No. 157 did not have a material impact on the Account’s financial position or results of operations.

SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS No. 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.

Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets at fair value as of December 31, 2008:

	Level 1	Level 2	Level 3

Ohio National Fund, Inc.:
Equity Subaccount	$—	$5,594,199	$—
Money Market Subaccount	—	3,682,304	—
Bond Subaccount	—	2,062,508	—
Omni Subaccount	—	3,331,239	—
International Subaccount	—	2,748,027	—
Capital Appreciation Subaccount	—	2,768,317	—
Millennium Subaccount	—	1,630,255	—
International Small-Mid Company Subaccount	—	1,022,586	—
Aggressive Growth Subaccount	—	157,925	—
Small Cap Growth Subaccount	—	296,433	—

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount	—	1,466,749	—
S&P 500 Index Subaccount	—	3,070,017	—
Strategic Value Subaccount	—	74,045	—
High Income Bond Subaccount	—	235,583	—
Capital Growth Subaccount	—	100,309	—
Nasdaq-100 Index Subaccount	—	21,355	—
Bristol Subaccount	—	42,715	—
Bryton Growth Subaccount	—	9,478	—
Balanced Subaccount	—	29,156	—
Target Equity/Income Subaccount	—	6,052	—
Dow Target 10 Portfolios:
First Quarter Subaccount	—	33,933	—
Second Quarter Subaccount	—	22,689	—
Fourth Quarter Subaccount	—	24,560	—
Dow Target 5 Portfolios:
First Quarter Subaccount	—	33,905	—
Second Quarter Subaccount	—	23,585	—
Fourth Quarter Subaccount	—	24,572	—
Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount	—	261,537	—
Worldwide Growth Subaccount	—	183,123	—
Balanced Subaccount	—	685,073	—
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	—	59,914	—
Small/Mid Cap Value Subaccount	—	138,676	—
Discovery Subaccount	—	57,892	—
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount	—	240,862	—
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount	—	190,215	—
Structured U.S. Equity Subaccount	—	19,715	—
Capital Growth Subaccount	—	4,580	—
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount	—	350,003	—
U.S. Small Cap Equity Subaccount	—	196,972	—
International Equity Subaccount	—	7,221	—
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount	—	987,497	—
VIP Contrafund Subaccount	—	1,099,847	—
VIP Growth Subaccount	—	120,925	—
VIP Equity-Income Subaccount	—	93,706	—
VIP Real Estate Subaccount	—	5,728	—
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount	—	27,409	—
Worldwide Growth Subaccount	—	51,226	—

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Janus Aspen Series — Service Shares: (continued)
Balanced Subaccount	—	366,097	—
International Growth Subaccount	—	309,512	—
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount	—	9,749	—
Investors Growth Stock Subaccount	—	1,125	—
Mid Cap Growth Subaccount	—	15,810	—
Total Return Subaccount	—	297,676	—
J.P. Morgan Series Trust II:
Small Company Subaccount	—	12,129	—
Mid Cap Value Subaccount	—	182,160	—
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount	—	467,767	—
Total Return Subaccount	—	374,781	—
Global Bond Subaccount	—	181,595	—
Calvert Variable Series, Inc.:
Social Equity Subaccount	—	38,003	—
UBS Series Trust — Class I:
U.S. Allocation Subaccount	—	14,099	—
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount	—	79,755	—
Jennison Subaccount	—	6,340	—
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount	—	6,891	—
Royce Capital Fund:
Small-Cap Subaccount	—	421,492	—
Micro-Cap Subaccount	—	135,300	—
Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount	—	23,986	—
U.S. Real Estate Subaccount	—	20,903	—
International Growth Equity Subaccount	—	15,133	—
Capital Growth Subaccount	—	1,141	—
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount	—	332,410	—
Franklin Flex Cap Growth Securities Subaccount	—	35,282	—
Templeton Foreign Securities Subaccount	—	110,304	—
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount	—	4,911	—

Totals	$—	$36,758,968	$—

In May 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 162, The Hierarchy of Generally Accepted Accounting Principles (“SFAS 162”). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. generally accepted accounting principles. The Account adopted SFAS 162 effective November 15, 2008. On the date of adoption, there was no impact on the Account’s current practices.

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2008
Annual Payment Combination	6,418	$86.856133	$557,419	1.00%	–55.27%	0.87%
Flexible Payment Combination	636	$43.868558	$27,901	1.10%	–55.31%	0.93%
Top I	2,847	$38.071185	$108,389	1.10%	–55.31%	0.82%
Top Tradition	114,876	$32.124290	$3,690,332	1.10%	–55.31%	0.79%
Top Plus	98,940	$10.974506	$1,085,818	0.90%	–55.22%	0.78%

	223,717		$5,469,859

2007
Annual Payment Combination	6,799	$194.160055	$1,320,148	1.00%	–6.83%	0.04%
Flexible Payment Combination	623	$98.162538	$61,173	1.10%	–6.92%	0.04%
Top I	3,416	$85.190046	$291,045	1.10%	–6.92%	0.03%
Top Tradition	153,337	$71.882949	$11,022,227	1.10%	–6.92%	0.04%
Top Plus	132,927	$24.508128	$3,257,793	0.90%	–6.73%	0.04%

	297,102		$15,952,386

2006
Annual Payment Combination	7,605	$208.386199	$1,584,697	1.00%	5.61%	0.00%
Flexible Payment Combination	757	$105.459872	$79,852	1.10%	5.51%	0.00%
Top I	5,417	$91.523021	$495,757	1.10%	5.51%	0.00%
Top Tradition	189,547	$77.226674	$14,638,091	1.10%	5.51%	0.00%
Top Plus	157,428	$26.277610	$4,136,838	0.90%	5.72%	0.00%

	360,754		$20,935,235

2005
Annual Payment Combination	8,078	$197.310970	$1,593,905	1.00%	5.06%	0.00%
Flexible Payment Combination	749	$99.953545	$74,845	1.10%	4.95%	0.00%
Top I	6,088	$86.744364	$528,119	1.10%	4.95%	0.00%
Top Tradition	220,294	$73.194476	$16,124,295	1.10%	4.95%	0.00%
Top Plus	210,376	$24.856418	$5,229,190	0.90%	5.16%	0.00%

	445,585		$23,550,354

2004
Annual Payment Combination	8,746	$187.813735	$1,642,655	1.00%	11.32%	0.05%
Flexible Payment Combination	740	$95.236348	$70,478	1.10%	11.21%	0.04%
Top I	6,657	$82.650560	$550,183	1.10%	11.21%	0.04%
Top Tradition	262,643	$69.740136	$18,316,727	1.10%	11.21%	0.04%
Top Plus	262,302	$23.636618	$6,199,951	0.90%	11.43%	0.04%

	541,088		$26,779,994

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Money Market Subaccount
2008
VIA	1,603	$34.324917	$55,007	1.30%	0.46%	1.76%
Top I	4,205	$26.028859	$109,460	1.30%	0.46%	1.79%
Top Tradition	85,475	$23.792097	$2,033,634	1.10%	0.66%	1.72%
Top Plus	63,085	$15.519455	$979,051	0.90%	0.86%	1.58%

	154,368		$3,177,152

2007
VIA	2,408	$34.167785	$82,269	1.30%	3.60%	4.96%
Top I	5,732	$25.909702	$148,505	1.30%	3.60%	4.97%
Top Tradition	96,753	$23.636322	$2,286,901	1.10%	3.81%	4.83%
Top Plus	24,824	$15.387239	$381,973	0.90%	4.01%	4.45%

	129,717		$2,899,648

2006
VIA	2,404	$32.980496	$79,271	1.30%	3.43%	4.61%
Top I	2,028	$25.009370	$50,718	1.30%	3.43%	4.59%
Top Tradition	38,685	$22.769733	$880,855	1.10%	3.63%	4.72%
Top Plus	33,797	$14.793588	$499,985	0.90%	3.84%	4.88%

	76,914		$1,510,829

2005
VIA	2,401	$31.887866	$76,554	1.30%	1.62%	2.94%
Top I	2,311	$24.180821	$55,887	1.30%	1.62%	2.90%
Top Tradition	40,430	$21.972068	$888,331	1.10%	1.82%	2.95%
Top Plus	10,082	$14.247177	$143,646	0.90%	2.02%	2.75%

	55,224		$1,164,418

2004
VIA	2,561	$31.379976	$80,362	1.30%	–0.29%	1.02%
Top I	3,246	$23.795684	$77,240	1.30%	–0.29%	1.03%
Top Tradition	46,172	$21.579558	$996,362	1.10%	–0.09%	0.99%
Top Plus	13,190	$13.965057	$184,210	0.90%	0.11%	0.86%

	65,169		$1,338,174

Bond Subaccount
2008
Top I	205	$39.535420	$8,120	1.10%	–12.42%	0.00%
Top Tradition	50,697	$33.108761	$1,678,502	1.10%	–12.42%	0.00%
Top Plus	22,329	$16.690930	$372,700	0.90%	–12.24%	0.00%

	73,231		$2,059,322

2007
Top I	210	$45.140786	$9,487	1.10%	2.58%	0.00%
Top Tradition	60,913	$37.802955	$2,302,674	1.10%	2.58%	0.00%
Top Plus	29,903	$19.019555	$568,746	0.90%	2.79%	0.00%

	91,026		$2,880,907

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Bond Subaccount (continued)
2006
Top I	214	$44.004316	$9,447	1.10%	3.31%	3.66%
Top Tradition	61,515	$36.851225	$2,266,890	1.10%	3.31%	4.03%
Top Plus	65,431	$18.503836	$1,210,718	0.90%	3.51%	4.54%

	127,160		$3,487,055

2005
Top I	220	$42.595323	$9,351	1.10%	–0.67%	3.62%
Top Tradition	57,202	$35.671271	$2,040,484	1.10%	–0.67%	3.58%
Top Plus	49,472	$17.875999	$884,366	0.90%	–0.48%	3.26%

	106,894		$2,934,201

2004
Top I	222	$42.883430	$9,537	1.10%	4.73%	0.00%
Top Tradition	62,858	$35.912547	$2,257,383	1.10%	4.73%	0.00%
Top Plus	61,712	$17.961382	$1,108,431	0.90%	4.94%	0.00%

	124,792		$3,375,351

Omni Subaccount
2008
Top I	7,530	$28.449721	$214,238	1.10%	–32.21%	2.25%
Top Tradition	83,612	$28.270432	$2,363,738	1.10%	–32.21%	2.21%
Top Plus	49,401	$12.094736	$597,488	0.90%	–32.07%	2.04%

	140,543		$3,175,464

2007
Top I	8,503	$41.965886	$356,837	1.10%	5.82%	1.48%
Top Tradition	97,840	$41.701416	$4,080,050	1.10%	5.82%	1.61%
Top Plus	66,099	$17.805339	$1,176,913	0.90%	6.03%	1.54%

	172,442		$5,613,800

2006
Top I	12,506	$39.658403	$495,980	1.10%	12.09%	1.23%
Top Tradition	126,702	$39.408472	$4,993,124	1.10%	12.09%	1.12%
Top Plus	83,447	$16.792834	$1,401,304	0.90%	12.31%	1.15%

	222,655		$6,890,408

2005
Top I	15,726	$35.381987	$556,407	1.10%	8.30%	1.30%
Top Tradition	176,533	$35.159013	$6,206,739	1.10%	8.30%	1.20%
Top Plus	109,056	$14.952467	$1,630,656	0.90%	8.51%	1.20%

	301,315		$8,393,802

2004
Top I	15,919	$32.671066	$520,077	1.10%	5.95%	1.39%
Top Tradition	214,582	$32.465180	$6,966,441	1.10%	5.95%	1.33%
Top Plus	136,972	$13.779581	$1,887,420	0.90%	6.16%	1.31%

	367,473		$9,373,938

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Subaccount
2008
Top I	1,084	$12.998627	$14,086	1.10%	–46.67%	0.00%
Top Tradition	153,597	$12.998627	$1,996,551	1.10%	–46.67%	0.00%
Top Plus	62,555	$11.696021	$731,648	0.90%	–46.56%	0.00%

	217,236		$2,742,285

2007
Top I	1,612	$24.372668	$39,288	1.10%	8.25%	0.00%
Top Tradition	172,431	$24.372668	$4,202,616	1.10%	8.25%	0.00%
Top Plus	81,678	$21.886604	$1,787,646	0.90%	8.46%	0.00%

	255,721		$6,029,550

2006
Top I	3,296	$22.515622	$74,228	1.10%	17.93%	0.15%
Top Tradition	212,159	$22.515622	$4,776,885	1.10%	17.93%	0.14%
Top Plus	88,355	$20.178725	$1,782,888	0.90%	18.17%	0.13%

	303,810		$6,634,001

2005
Top I	3,487	$19.091962	$66,565	1.10%	8.21%	0.04%
Top Tradition	255,683	$19.091962	$4,881,484	1.10%	8.21%	0.04%
Top Plus	117,757	$17.076646	$2,010,903	0.90%	8.42%	0.04%

	376,927		$6,958,952

2004
Top I	4,193	$17.643397	$73,981	1.10%	11.74%	0.00%
Top Tradition	292,781	$17.643397	$5,165,651	1.10%	11.74%	0.00%
Top Plus	149,308	$15.749854	$2,351,581	0.90%	11.96%	0.00%

	446,282		$7,591,213

Capital Appreciation Subaccount
2008
Top I	52	$19.602997	$1,028	1.10%	–39.67%	0.49%
Top Tradition	80,864	$19.602997	$1,585,170	1.10%	–39.67%	0.61%
Top Plus	51,753	$22.336493	$1,155,972	0.90%	–39.55%	0.52%

	132,669		$2,742,170

2007
Top I	91	$32.494643	$2,967	1.10%	2.69%	0.34%
Top Tradition	104,031	$32.494643	$3,380,428	1.10%	2.69%	0.39%
Top Plus	86,843	$36.952052	$3,209,039	0.90%	2.89%	0.43%

	190,965		$6,592,434

2006
Top I	256	$31.644144	$8,109	1.10%	15.11%	0.27%
Top Tradition	128,979	$31.644144	$4,081,419	1.10%	15.11%	0.43%
Top Plus	99,131	$35.913264	$3,560,110	0.90%	15.34%	0.45%

	228,366		$7,649,638

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount (continued)
2005
Top I	506	$27.490513	$13,923	1.10%	4.12%	0.50%
Top Tradition	152,120	$27.490513	$4,181,853	1.10%	4.12%	0.50%
Top Plus	112,055	$31.137683	$3,489,116	0.90%	4.33%	0.51%

	264,681		$7,684,892

2004
Top I	659	$26.401629	$17,386	1.10%	11.27%	0.37%
Top Tradition	188,749	$26.401629	$4,983,269	1.10%	11.27%	0.36%
Top Plus	132,036	$29.845326	$3,940,692	0.90%	11.49%	0.36%

	321,444		$8,941,347

Millennium Subaccount
2008
Top I	261	$17.857072	$4,655	1.10%	–43.17%	0.00%
Top Tradition	56,682	$17.857072	$1,012,182	1.10%	–43.17%	0.00%
Top Plus	25,707	$23.861632	$613,418	0.90%	–43.05%	0.00%

	82,650		$1,630,255

2007
Top I	463	$31.420615	$14,547	1.10%	24.65%	0.00%
Top Tradition	61,399	$31.420615	$1,929,189	1.10%	24.65%	0.00%
Top Plus	34,007	$41.902415	$1,424,970	0.90%	24.90%	0.00%

	95,869		$3,368,706

2006
Top I	1,192	$25.207116	$30,049	1.10%	6.21%	0.00%
Top Tradition	96,206	$25.207116	$2,425,079	1.10%	6.21%	0.00%
Top Plus	46,518	$33.549246	$1,560,642	0.90%	6.42%	0.00%

	143,916		$4,015,770

2005
Top I	1,578	$23.732936	$37,457	1.10%	–1.08%	0.00%
Top Tradition	117,776	$23.732936	$2,795,178	1.10%	–1.08%	0.00%
Top Plus	68,303	$31.524814	$2,153,209	0.90%	–0.89%	0.00%

	187,657		$4,985,844

2004
Top I	1,670	$23.993241	$40,071	1.10%	9.72%	0.00%
Top Tradition	147,640	$23.993241	$3,542,358	1.10%	9.72%	0.00%
Top Plus	92,156	$31.807684	$2,931,272	0.90%	9.94%	0.00%

	241,466		$6,513,701

International Small-Mid Company Subaccount
2008
Top I	158	$17.253043	$2,719	1.10%	–51.83%	0.00%
Top Tradition	30,104	$17.253043	$519,389	1.10%	–51.83%	0.00%
Top Plus	26,465	$18.910776	$500,478	0.90%	–51.74%	0.00%

	56,727		$1,022,586

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Small-Mid Company Subaccount (continued)
2007
Top I	158	$35.819984	$5,661	1.10%	16.19%	0.00%
Top Tradition	47,679	$35.819984	$1,707,871	1.10%	16.19%	0.00%
Top Plus	33,946	$39.183506	$1,330,118	0.90%	16.42%	0.00%

	81,783		$3,043,650

2006
Top I	158	$30.828184	$4,881	1.10%	24.98%	0.10%
Top Tradition	58,981	$30.828184	$1,818,264	1.10%	24.98%	0.12%
Top Plus	57,485	$33.655867	$1,934,704	0.90%	25.22%	0.12%

	116,624		$3,757,849

2005
Top I	181	$24.667115	$4,464	1.10%	27.60%	2.28%
Top Tradition	68,292	$24.667115	$1,684,579	1.10%	27.60%	0.49%
Top Plus	62,157	$26.876546	$1,670,559	0.90%	27.85%	0.48%

	130,630		$3,359,602

2004
Top I	22	$19.332118	$433	1.10%	19.55%	1.08%
Top Tradition	67,429	$19.332118	$1,303,551	1.10%	19.55%	0.93%
Top Plus	66,705	$21.022163	$1,402,278	0.90%	19.79%	0.97%

	134,156		$2,706,262

Aggressive Growth Subaccount
2008
Top Tradition	20,836	$5.267561	$109,758	1.10%	–44.29%	0.00%
Top Plus	7,420	$6.491756	$48,167	0.90%	–44.18%	0.00%

	28,256		$157,925

2007
Top Tradition	44,656	$9.455742	$422,257	1.10%	28.14%	0.00%
Top Plus	11,696	$11.630056	$136,021	0.90%	28.39%	0.00%

	56,352		$558,278

2006
Top Tradition	36,306	$7.379507	$267,923	1.10%	4.63%	0.00%
Top Plus	37,292	$9.058347	$337,800	0.90%	4.84%	0.00%

	73,598		$605,723

2005
Top Tradition	40,432	$7.052988	$285,165	1.10%	12.05%	0.02%
Top Plus	43,493	$8.640452	$375,797	0.90%	12.27%	0.02%

	83,925		$660,962

2004
Top Tradition	55,633	$6.294415	$350,174	1.10%	7.77%	0.00%
Top Plus	47,625	$7.695920	$366,518	0.90%	7.98%	0.00%

	103,258		$716,692

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Small Cap Growth Subaccount
2008
Top I	252	$5.925357	$1,493	1.10%	–48.26%	0.00%
Top Tradition	28,076	$8.776039	$246,398	1.10%	–48.26%	0.00%
Top Plus	5,401	$8.987221	$48,542	0.90%	–48.16%	0.00%

	33,729		$296,433

2007
Top I	469	$11.452285	$5,376	1.10%	13.37%	0.00%
Top Tradition	47,442	$16.961958	$804,696	1.10%	13.37%	0.00%
Top Plus	8,761	$17.335515	$151,883	0.90%	13.60%	0.00%

	56,672		$961,955

2006
Top I	612	$10.101594	$6,181	1.10%	24.24%	0.00%
Top Tradition	53,971	$14.961463	$807,486	1.10%	24.24%	0.00%
Top Plus	13,864	$15.260526	$211,565	0.90%	24.49%	0.00%

	68,447		$1,025,232

2005
Top I	1,438	$8.130715	$11,695	1.10%	5.32%	0.00%
Top Tradition	57,878	$12.042400	$696,988	1.10%	5.32%	0.00%
Top Plus	19,743	$12.258855	$242,020	0.90%	5.53%	0.00%

	79,059		$950,703

2004
Top I	1,440	$7.719698	$11,115	1.10%	10.23%	0.00%
Top Tradition	72,248	$11.433639	$826,055	1.10%	10.23%	0.00%
Top Plus	25,400	$11.616196	$295,060	0.90%	10.45%	0.00%

	99,088		$1,132,230

Mid Cap Opportunity Subaccount
2008
Top I	108	$8.163265	$883	1.10%	–51.82%	0.00%
Top Tradition	68,281	$14.211091	$970,336	1.10%	–51.82%	0.00%
Top Plus	33,492	$14.552847	$487,409	0.90%	–51.73%	0.00%

	101,881		$1,458,628

2007
Top I	104	$16.944136	$1,770	1.10%	16.57%	0.00%
Top Tradition	97,322	$29.497354	$2,870,730	1.10%	16.57%	0.00%
Top Plus	45,169	$30.146544	$1,361,678	0.90%	16.81%	0.00%

	142,595		$4,234,178

2006
Top I	1,799	$14.535150	$26,141	1.10%	8.46%	0.00%
Top Tradition	129,429	$25.303644	$3,275,020	1.10%	8.46%	0.00%
Top Plus	77,744	$25.809088	$2,006,510	0.90%	8.67%	0.00%

	208,972		$5,307,671

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount (continued)
2005
Top I	1,795	$13.401489	$24,065	1.10%	8.79%	0.00%
Top Tradition	163,347	$23.330098	$3,810,898	1.10%	8.79%	0.00%
Top Plus	95,999	$23.749133	$2,279,886	0.90%	9.00%	0.00%

	261,141		$6,114,849

2004
Top I	1,799	$12.318904	$22,159	1.10%	12.32%	0.00%
Top Tradition	211,731	$21.445455	$4,540,664	1.10%	12.32%	0.00%
Top Plus	134,054	$21.787570	$2,920,720	0.90%	12.54%	0.00%

	347,584		$7,483,543

S&P 500 Index Subaccount
2008
Top I	2,436	$6.814047	$16,602	1.10%	–37.99%	1.14%
Top Tradition	145,120	$12.789767	$1,856,042	1.10%	–37.99%	1.53%
Top Plus	87,398	$13.097253	$1,144,680	0.90%	–37.86%	1.48%

	234,954		$3,017,324

2007
Top I	3,903	$10.987989	$42,881	1.10%	3.91%	1.19%
Top Tradition	187,211	$20.624102	$3,861,074	1.10%	3.91%	1.22%
Top Plus	106,903	$21.077909	$2,253,287	0.90%	4.12%	1.27%

	298,017		$6,157,242

2006
Top I	4,770	$10.574254	$50,439	1.10%	14.05%	1.09%
Top Tradition	220,650	$19.847544	$4,379,355	1.10%	14.05%	1.06%
Top Plus	156,508	$20.243886	$3,168,331	0.90%	14.27%	0.99%

	381,928		$7,598,125

2005
Top I	5,641	$9.271844	$52,300	1.10%	3.33%	1.03%
Top Tradition	258,743	$17.402963	$4,502,900	1.10%	3.33%	0.98%
Top Plus	209,039	$17.715460	$3,703,228	0.90%	3.54%	0.97%

	473,423		$8,258,428

2004
Top I	6,239	$8.972855	$55,985	1.10%	9.10%	1.07%
Top Tradition	310,573	$16.841761	$5,230,593	1.10%	9.10%	1.12%
Top Plus	244,616	$17.110362	$4,185,460	0.90%	9.32%	1.09%

	561,428		$9,472,038

Strategic Value Subaccount
2008
Top Tradition	6,795	$8.102801	$55,055	1.10%	–29.05%	3.30%
Top Plus	2,301	$8.251352	$18,990	0.90%	–28.91%	3.43%

	9,096		$74,045

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Strategic Value Subaccount (continued)
2007
Top I	1,047	$11.420393	$11,962	1.10%	–9.73%	1.12%
Top Tradition	10,540	$11.420393	$120,369	1.10%	–9.73%	1.12%
Top Plus	6,320	$11.606647	$73,353	0.90%	–9.55%	1.05%

	17,907		$205,684

2006
Top I	1,048	$12.651963	$13,255	1.10%	15.09%	0.98%
Top Tradition	10,634	$12.651963	$134,538	1.10%	15.09%	0.97%
Top Plus	6,905	$12.832713	$88,616	0.90%	15.31%	0.94%

	18,587		$236,409

2005
Top I	1,048	$10.993372	$11,520	1.10%	3.60%	0.99%
Top Tradition	11,112	$10.993372	$122,165	1.10%	3.60%	0.90%
Top Plus	8,098	$11.128423	$90,113	0.90%	3.80%	0.88%

	20,258		$223,798

2004
Top I	1,048	$10.611435	$11,123	1.10%	8.41%	1.37%
Top Tradition	14,125	$10.611435	$149,889	1.10%	8.41%	1.33%
Top Plus	9,326	$10.720596	$99,974	0.90%	8.62%	1.41%

	24,499		$260,986

High Income Bond Subaccount
2008
Top I	170	$11.185021	$1,898	1.10%	–26.13%	0.00%
Top Tradition	11,749	$11.185021	$131,411	1.10%	–26.13%	0.00%
Top Plus	8,979	$11.389997	$102,274	0.90%	–25.98%	0.00%

	20,898		$235,583

2007
Top I	165	$15.140610	$2,495	1.10%	2.40%	0.00%
Top Tradition	16,440	$15.140610	$248,919	1.10%	2.40%	0.00%
Top Plus	22,194	$15.387450	$341,512	0.90%	2.60%	0.00%

	38,799		$592,926

2006
Top I	161	$14.786200	$2,370	1.10%	8.93%	0.00%
Top Tradition	17,979	$14.786200	$265,848	1.10%	8.93%	0.00%
Top Plus	17,587	$14.997356	$263,764	0.90%	9.15%	0.00%

	35,727		$531,982

2005
Top I	155	$13.573436	$2,110	1.10%	1.87%	4.68%
Top Tradition	15,778	$13.573436	$214,166	1.10%	1.87%	5.06%
Top Plus	13,264	$13.740101	$182,243	0.90%	2.08%	5.00%

	29,197		$398,519

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount (continued)
2004
Top I	160	$13.323676	$2,137	1.10%	9.46%	0.29%
Top Tradition	13,543	$13.323676	$180,439	1.10%	9.46%	0.32%
Top Plus	12,628	$13.460648	$169,977	0.90%	9.68%	0.32%

	26,331		$352,553

Capital Growth Subaccount
2008
Top Tradition	11,893	$6.891116	$81,957	1.10%	–37.06%	0.00%
Top Plus	2,615	$7.017563	$18,352	0.90%	–36.93%	0.00%

	14,508		$100,309

2007
Top Tradition	28,597	$10.948037	$313,078	1.10%	10.01%	0.00%
Top Plus	4,353	$11.126720	$48,438	0.90%	10.23%	0.00%

	32,950		$361,516

2006
Top Tradition	29,726	$9.951443	$295,819	1.10%	18.82%	0.00%
Top Plus	2,960	$10.093727	$29,876	0.90%	19.06%	0.00%

	32,686		$325,695

2005
Top Tradition	34,954	$8.375158	$292,746	1.10%	1.50%	0.00%
Top Plus	7,429	$8.478128	$62,982	0.90%	1.71%	0.00%

	42,383		$355,728

2004
Top Tradition	43,079	$8.251025	$355,446	1.10%	18.40%	0.00%
Top Plus	11,661	$8.335993	$97,203	0.90%	18.64%	0.00%

	54,740		$452,649

Nasdaq-100 Index Subaccount
2008
Top Tradition	5,990	$2.828078	$16,941	1.10%	–42.61%	0.00%
Top Plus	1,534	$2.877151	$4,414	0.90%	–42.50%	0.00%

	7,524		$21,355

2007
Top Tradition	6,995	$4.928080	$34,471	1.10%	17.29%	0.00%
Top Plus	1,812	$5.003612	$9,066	0.90%	17.52%	0.00%

	8,807		$43,537

2006
Top Tradition	13,020	$4.201735	$54,711	1.10%	5.45%	0.00%
Top Plus	2,247	$4.257637	$9,565	0.90%	5.65%	0.00%

	15,267		$64,276

2005
Top Tradition	28,135	$3.984706	$112,109	1.10%	0.33%	0.00%
Top Plus	9,618	$4.029756	$38,760	0.90%	0.53%	0.00%

	37,753		$150,869

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount (continued)
2004
Top Tradition	49,855	$3.971406	$197,995	1.10%	8.80%	0.00%
Top Plus	20,940	$4.008381	$83,933	0.90%	9.02%	0.00%

	70,795		$281,928

Bristol Subaccount
2008
Top Tradition	1,869	$8.828373	$16,507	1.10%	–41.20%	0.84%
Top Plus	2,930	$8.945883	$26,208	0.90%	–41.08%	1.26%

	4,799		$42,715

2007
Top Tradition	1,902	$15.013012	$28,558	1.10%	6.57%	0.62%
Top Plus	2,571	$15.182553	$39,029	0.90%	6.79%	0.52%

	4,473		$67,587

2006
Top Plus	2,102	$14.217544	$29,881	0.90%	15.38%	0.15%
2005
Top Plus	7,057	$12.321848	$86,952	0.90%	11.03%	0.00%
2004
Top Plus	7,224	$11.097582	$80,165	0.90%	7.65%	1.01%

Bryton Growth Subaccount
2008
Top Tradition	830	$7.543408	$6,261	1.10%	–40.20%	0.00%
Top Plus	421	$7.643834	$3,217	0.90%	–40.08%	0.00%

	1,251		$9,478

2007
Top Tradition	869	$12.613740	$10,960	1.10%	8.69%	0.00%
Top Plus	421	$12.756208	$5,369	0.90%	8.91%	0.00%

	1,290		$16,329

2006
Top Tradition	197	$11.605216	$2,292	1.10%	15.47%	0.00%
Top Plus	315	$11.712928	$3,687	0.90%	15.70%	0.00%

	512		$5,979

2005
Top Tradition	198	$10.050205	$1,987	1.10%	3.17%	0.01%
Top Plus	5,043	$10.123465	$51,059	0.90%	3.38%	0.02%

	5,241		$53,046

2004
Top Tradition	314	$9.741115	$3,054	1.10%	6.33%	0.00%
Top Plus	5,576	$9.792756	$54,605	0.90%	6.54%	0.00%

	5,890		$57,659

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Balanced Subaccount
2008
Top Tradition	843	$9.155701	$7,718	1.10%	–27.74%	0.00%
Top Plus	2,327	$9.213303	$21,438	0.90%	–27.59%	0.00%

	3,170		$29,156

2007
Top I	1,577	$12.670021	$19,981	1.10%	11.07%	0.00%
Top Tradition	268	$12.670021	$3,398	1.10%	11.07%	0.00%
Top Plus	1,321	$12.724386	$16,809	0.90%	11.29%	0.00%

	3,166		$40,188

Target Equity/Income Subaccount
2008
Top Tradition	932	$6.490148	$6,052	1.10%	–45.67%	0.39%
2007
Top Tradition	4,767	$11.946722	$56,957	1.10%	9.21%	2.47%
Top Plus	12,027	$11.998011	$144,297	0.90%	9.43%	1.34%

	16,794		$201,254

2006
Top Tradition	505	$10.939213	$5,532	1.10%	8.18%	1.70%
Top Plus	12,027	$10.964309	$131,865	0.90%	8.39%	0.98%

	12,532		$137,397

Dow Target 10 Portfolios:
First Quarter Subaccount
2008
Top Tradition	4,271	$7.944605	$33,933	1.10%	–38.12%	0.00%
2007
Top Tradition	4,591	$12.838748	$58,945	1.10%	–0.49%	0.00%
2006
Top Tradition	5,095	$12.902603	$65,735	1.10%	27.46%	7.97%
2005
Top Tradition	5,096	$10.122592	$51,585	1.10%	–7.24%	0.00%
2004
Top Tradition	5,097	$10.913089	$55,629	1.10%	2.09%	0.00%
Second Quarter Subaccount
2008
Top Tradition	2,638	$8.600469	$22,689	1.10%	–46.91%	0.00%
2007
Top Tradition	2,639	$16.200928	$42,753	1.10%	3.92%	0.00%
2006
Top Tradition	2,639	$15.589464	$41,147	1.10%	28.23%	6.51%
2005
Top Tradition	2,640	$12.157413	$32,094	1.10%	–3.67%	0.00%
2004
Top Tradition	2,641	$12.620548	$33,325	1.10%	0.82%	0.00%
Third Quarter Subaccount
2006
Top Tradition	971	$14.997044	$14,557	1.10%	26.57%	5.62%

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (continued)
Third Quarter Subaccount (continued)
2005
Top Tradition	971	$11.849075	$11,502	1.10%	–6.45%	0.00%
2004
Top Tradition	971	$12.665868	$12,299	1.10%	2.21%	0.00%
Fourth Quarter Subaccount
2008
Top Tradition	2,419	$10.149894	$24,560	1.10%	–35.71%	0.00%
2007
Top Tradition	2,420	$15.787942	$38,213	1.10%	2.43%	0.00%
2006
Top Tradition	2,421	$15.413865	$37,314	1.10%	26.03%	5.35%
2005
Top Tradition	2,421	$12.230451	$29,613	1.10%	–5.54%	0.00%
2004
Top Tradition	4,162	$12.947669	$53,885	1.10%	0.04%	0.00%
Dow Target 5 Portfolios:
First Quarter Subaccount
2008
Top Tradition	4,042	$8.387956	$33,905	1.10%	–48.97%	0.00%
2007
Top Tradition	4,345	$16.438149	$71,424	1.10%	1.79%	0.00%
2006
Top Tradition	4,822	$16.149554	$77,866	1.10%	39.31%	5.33%
2005
Top Tradition	4,851	$11.592905	$56,242	1.10%	–3.26%	0.00%
2004
Top Tradition	4,853	$11.983597	$58,155	1.10%	9.48%	0.00%
Second Quarter Subaccount
2008
Top Tradition	2,652	$8.892749	$23,585	1.10%	–49.81%	0.00%
2007
Top Tradition	2,653	$17.717956	$47,005	1.10%	3.70%	0.00%
2006
Top Tradition	2,653	$17.085151	$45,334	1.10%	36.37%	5.13%
2005
Top Tradition	2,700	$12.528382	$33,823	1.10%	–4.15%	0.00%
2004
Top Tradition	2,701	$13.070210	$35,297	1.10%	9.75%	0.00%
Third Quarter Subaccount
2006
Top Plus	99	$12.873278	$1,276	0.90%	35.16%	0.66%
2005
Top Tradition	40	$9.421328	$380	1.10%	–20.06%	0.00%
2004
Top Tradition	40	$11.785236	$477	1.10%	6.69%	0.00%
Fourth Quarter Subaccount
2008
Top Tradition	2,291	$10.725913	$24,572	1.10%	–41.88%	0.00%

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
Fourth Quarter Subaccount (continued)
2007
Top Tradition	2,292	$18.455819	$42,293	1.10%	5.79%	0.00%
2006
Top Tradition	2,292	$17.444918	$39,983	1.10%	36.83%	4.77%
2005
Top Tradition	2,360	$12.749342	$30,083	1.10%	–13.45%	0.00%
Top Plus	3,282	$12.882396	$42,281	0.90%	–13.28%	0.00%

	5,642		$72,364

2004
Top Tradition	2,363	$14.730567	$34,802	1.10%	5.40%	0.00%
Top Plus	3,282	$14.854913	$48,755	0.90%	5.60%	0.00%

	5,645		$83,557

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount
2008
Top I	881	$5.538990	$4,882	1.10%	–40.38%	0.73%
Top Tradition	40,145	$5.538990	$222,358	1.10%	–40.38%	0.73%
Top Plus	6,080	$5.640607	$34,297	0.90%	–40.26%	0.66%

	47,106		$261,537

2007
Top I	1,038	$9.290215	$9,647	1.10%	13.83%	0.72%
Top Tradition	63,055	$9.290215	$585,792	1.10%	13.83%	0.71%
Top Plus	8,415	$9.441813	$79,452	0.90%	14.06%	0.67%

	72,508		$674,891

2006
Top I	1,150	$8.161292	$9,382	1.10%	10.17%	0.49%
Top Tradition	69,256	$8.161292	$565,222	1.10%	10.17%	0.49%
Top Plus	13,218	$8.277956	$109,419	0.90%	10.39%	0.45%

	83,624		$684,023

2005
Top I	1,201	$7.407944	$8,900	1.10%	3.16%	0.34%
Top Tradition	74,835	$7.407944	$554,372	1.10%	3.16%	0.33%
Top Plus	29,501	$7.498999	$221,228	0.90%	3.36%	0.33%

	105,537		$784,500

2004
Top I	1,366	$7.181339	$9,806	1.10%	3.38%	0.14%
Top Tradition	98,679	$7.181339	$708,644	1.10%	3.38%	0.15%
Top Plus	40,418	$7.255263	$293,251	0.90%	3.58%	0.13%

	140,463		$1,011,701

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount
2008
Top I	219	$5.759298	$1,263	1.10%	–45.27%	1.22%
Top Tradition	21,328	$5.759298	$122,832	1.10%	–45.27%	1.11%
Top Plus	9,816	$5.864901	$57,572	0.90%	–45.16%	1.14%

	31,363		$181,667

2007
Top I	220	$10.522468	$2,311	1.10%	8.43%	0.65%
Top Tradition	42,556	$10.522468	$447,799	1.10%	8.43%	0.75%
Top Plus	13,331	$10.694060	$142,564	0.90%	8.64%	0.72%

	56,107		$592,674

2006
Top I	1,729	$9.704556	$16,773	1.10%	16.92%	1.79%
Top Tradition	43,115	$9.704556	$418,415	1.10%	16.92%	1.74%
Top Plus	14,467	$9.843191	$142,404	0.90%	17.15%	1.67%

	59,311		$577,592

2005
Top I	1,729	$8.300095	$14,352	1.10%	4.72%	1.41%
Top Tradition	52,441	$8.300095	$435,267	1.10%	4.72%	1.36%
Top Plus	21,383	$8.402063	$179,657	0.90%	4.92%	1.36%

	75,553		$629,276

2004
Top I	1,730	$7.926252	$13,713	1.10%	3.64%	0.96%
Top Tradition	72,089	$7.926252	$571,398	1.10%	3.64%	0.98%
Top Plus	32,135	$8.007801	$257,325	0.90%	3.84%	0.92%

	105,954		$842,436

Balanced Subaccount
2008
Top I	1,277	$11.984507	$15,309	1.10%	–16.76%	2.70%
Top Tradition	42,051	$11.984507	$503,958	1.10%	–16.76%	2.61%
Top Plus	13,276	$12.204184	$162,023	0.90%	–16.59%	2.58%

	56,604		$681,290

2007
Top I	1,274	$14.397113	$18,340	1.10%	9.33%	0.97%
Top Tradition	46,631	$14.397113	$671,363	1.10%	9.33%	2.48%
Top Plus	16,158	$14.631886	$236,416	0.90%	9.54%	2.64%

	64,063		$926,119

2006
Top I	7,474	$13.168911	$98,418	1.10%	9.52%	2.18%
Top Tradition	57,926	$13.168911	$762,829	1.10%	9.52%	2.10%
Top Plus	12,163	$13.357027	$162,460	0.90%	9.73%	2.00%

	77,563		$1,023,707

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Balanced Subaccount (continued)
2005
Top I	7,472	$12.024522	$89,843	1.10%	6.78%	2.31%
Top Tradition	64,570	$12.024522	$776,426	1.10%	6.78%	2.12%
Top Plus	18,075	$12.172221	$220,018	0.90%	6.99%	2.10%

	90,117		$1,086,287

2004
Top I	8,062	$11.261194	$90,788	1.10%	7.34%	2.33%
Top Tradition	95,185	$11.261194	$1,071,901	1.10%	7.34%	2.20%
Top Plus	37,125	$11.377016	$422,367	0.90%	7.56%	2.12%

	140,372		$1,585,056

Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2008
Top I	213	$9.513097	$2,022	1.10%	–40.75%	1.87%
Top Tradition	3,024	$9.513097	$28,776	1.10%	–40.75%	1.97%
Top Plus	2,985	$9.687498	$28,913	0.90%	–40.63%	1.84%

	6,222		$59,711

2007
Top I	287	$16.056547	$4,601	1.10%	5.46%	0.60%
Top Tradition	7,516	$16.056547	$120,688	1.10%	5.46%	0.55%
Top Plus	3,326	$16.318356	$54,281	0.90%	5.67%	0.52%

	11,129		$179,570

2006
Top I	335	$15.224915	$5,111	1.10%	11.00%	0.00%
Top Tradition	10,198	$15.224915	$155,265	1.10%	11.00%	0.00%
Top Plus	7,899	$15.442373	$121,972	0.90%	11.22%	0.00%

	18,432		$282,348

2005
Top I	1,109	$13.716021	$15,218	1.10%	6.71%	0.00%
Top Tradition	11,333	$13.716021	$155,441	1.10%	6.71%	0.00%
Top Plus	8,451	$13.884465	$117,340	0.90%	6.92%	0.00%

	20,893		$287,999

2004
Top I	1,110	$12.853057	$14,266	1.10%	16.93%	0.00%
Top Tradition	13,297	$12.853057	$170,910	1.10%	16.93%	0.00%
Top Plus	10,613	$12.985241	$137,812	0.90%	17.16%	0.00%

	25,020		$322,988

Small/Mid Cap Value Subaccount
2008
Top Tradition	1,499	$9.642315	$14,452	1.10%	–45.16%	0.00%
Top Plus	12,651	$9.819143	$124,224	0.90%	–45.05%	0.00%

	14,150		$138,676

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Small/Mid Cap Value Subaccount (continued)
2007
Top Tradition	1,990	$17.581190	$34,982	1.10%	–1.80%	0.02%
Top Plus	12,651	$17.867960	$226,051	0.90%	–1.61%	0.02%

	14,641		$261,033

2006
Top Tradition	3,346	$17.904314	$59,900	1.10%	14.47%	0.00%
Top Plus	12,651	$18.160118	$229,747	0.90%	14.69%	0.00%

	15,997		$289,647

2005
Top Tradition	3,404	$15.641554	$53,243	1.10%	15.24%	0.38%
Top Plus	12,651	$15.833700	$200,315	0.90%	15.47%	0.36%

	16,055		$253,558

2004
Top Tradition	3,814	$13.573321	$51,766	1.10%	15.49%	0.00%
Top Plus	12,462	$13.712955	$170,888	0.90%	15.72%	0.00%

	16,276		$222,654

Discovery Subaccount
2008
Top Tradition	5,983	$5.894067	$35,263	1.10%	–44.97%	0.00%
Top Plus	3,770	$6.002233	$22,629	0.90%	–44.86%	0.00%

	9,753		$57,892

2007
Top Tradition	10,056	$10.709749	$107,705	1.10%	20.99%	0.00%
Top Plus	4,105	$10.884577	$44,678	0.90%	21.23%	0.00%

	14,161		$152,383

2006
Top Tradition	18,382	$8.852076	$162,718	1.10%	13.40%	0.00%
Top Plus	8,437	$8.978672	$75,751	0.90%	13.62%	0.00%

	26,819		$238,469

2005
Top Tradition	27,204	$7.806074	$212,355	1.10%	14.91%	0.00%	4/8/05
Top Plus	14,587	$7.902076	$115,272	0.90%	15.08%	0.00%	4/8/05

	41,791		$327,627

Strong Variable Annuity Funds, Inc. (note 4):
Mid Cap Growth II Subaccount
2004
Top Tradition	28,761	$7.200348	$207,092	1.10%	17.86%	0.00%
Top Plus	21,360	$7.274512	$155,378	0.90%	18.09%	0.00%

	50,121		$362,470

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount
2008
Top Tradition	7,717	$20.216808	$156,015	1.10%	–38.57%	3.54%
Top Plus	4,121	$20.587464	$84,847	0.90%	–38.45%	3.39%

	11,838		$240,862

2007
Top Tradition	11,082	$32.912740	$364,748	1.10%	–17.98%	1.23%
Top Plus	5,403	$33.449263	$180,726	0.90%	–17.81%	0.90%

	16,485		$545,474

2006
Top Tradition	19,060	$40.127029	$764,798	1.10%	36.55%	1.08%
Top Plus	9,492	$40.699934	$386,342	0.90%	36.82%	1.06%

	28,552		$1,151,140

2005
Top Tradition	17,085	$29.386693	$502,074	1.10%	15.78%	1.00%
Top Plus	5,978	$29.747497	$177,832	0.90%	16.01%	1.31%

	23,063		$679,906

2004
Top Tradition	13,368	$25.381114	$339,294	1.10%	34.91%	1.48%
Top Plus	3,334	$25.642046	$85,479	0.90%	35.18%	1.41%

	16,702		$424,773

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount
2008
Top Tradition	9,562	$9.123114	$87,229	1.10%	–35.24%	0.89%
Top Plus	11,085	$9.290355	$102,986	0.90%	–35.11%	1.84%

	20,647		$190,215

2007
Top Tradition	23,927	$14.087007	$337,058	1.10%	0.38%	1.64%
Top Plus	14,581	$14.316704	$208,756	0.90%	0.58%	1.77%

	38,508		$545,814

2006
Top Tradition	26,681	$14.033192	$374,423	1.10%	21.30%	2.53%
Top Plus	11,846	$14.233629	$168,611	0.90%	21.54%	1.91%

	38,527		$543,034

2005
Top Tradition	17,544	$11.568970	$202,963	1.10%	2.80%	1.63%
Top Plus	7,085	$11.711069	$82,974	0.90%	3.00%	1.50%

	24,629		$285,937

2004
Top Tradition	19,285	$11.253743	$217,026	1.10%	17.50%	1.30%
Top Plus	7,620	$11.369495	$86,635	0.90%	17.74%	2.04%

	26,905		$303,661

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust — Institutional Shares: (continued)
Structured U.S. Equity Subaccount
2008
Top Tradition	2,213	$6.824445	$15,098	1.10%	–37.69%	0.91%
Top Plus	664	$6.949578	$4,617	0.90%	–37.56%	0.66%

	2,877		$19,715

2007
Top Tradition	5,081	$10.952152	$55,644	1.10%	–2.70%	0.96%
Top Plus	2,436	$11.130762	$27,115	0.90%	–2.51%	0.92%

	7,517		$82,759

2006
Top Tradition	6,279	$11.256540	$70,678	1.10%	11.67%	1.10%
Top Plus	3,004	$11.417334	$34,296	0.90%	11.89%	0.97%

	9,283		$104,974

2005
Top Tradition	5,700	$10.080590	$57,459	1.10%	5.36%	0.74%
Top Plus	5,190	$10.204411	$52,964	0.90%	5.56%	0.81%

	10,890		$110,423

2004
Top Tradition	6,673	$9.568193	$63,850	1.10%	13.69%	1.15%
Top Plus	5,231	$9.666608	$50,568	0.90%	13.91%	1.10%

	11,904		$114,418

Capital Growth Subaccount
2008
Top Tradition	785	$5.837700	$4,580	1.10%	–42.39%	0.11%
2007
Top Tradition	805	$10.133575	$8,161	1.10%	8.93%	0.16%
Top Plus	1,027	$10.298874	$10,573	0.90%	9.14%	0.18%

	1,832		$18,734

2006
Top Tradition	1,984	$9.303136	$18,458	1.10%	7.38%	0.13%
Top Plus	1,156	$9.436066	$10,906	0.90%	7.59%	0.13%

	3,140		$29,364

2005
Top Tradition	1,884	$8.663631	$16,322	1.10%	1.82%	0.12%
Top Plus	1,192	$8.770072	$10,450	0.90%	2.03%	0.16%

	3,076		$26,772

2004
Top Tradition	2,736	$8.508390	$23,280	1.10%	7.90%	0.70%
Top Plus	1,192	$8.595928	$10,242	0.90%	8.11%	0.73%

	3,928		$33,522

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount
2008
Top I	141	$19.041976	$2,690	1.10%	–49.28%	0.73%
Top Tradition	10,242	$19.041976	$195,008	1.10%	–49.28%	1.39%
Top Plus	7,854	$19.391114	$152,305	0.90%	–49.18%	1.48%

	18,237		$350,003

2007
Top I	510	$37.545785	$19,153	1.10%	31.85%	1.22%
Top Tradition	19,411	$37.545785	$728,793	1.10%	31.85%	1.27%
Top Plus	13,448	$38.158022	$513,168	0.90%	32.11%	1.19%

	33,369		$1,261,114

2006
Top I	441	$28.476888	$12,586	1.10%	28.54%	0.79%
Top Tradition	16,254	$28.476888	$462,851	1.10%	28.54%	0.46%
Top Plus	13,837	$28.883706	$399,658	0.90%	28.79%	0.41%

	30,532		$875,095

2005
Top Tradition	18,878	$22.154733	$418,231	1.10%	39.25%	0.31%
Top Plus	19,296	$22.426883	$432,752	0.90%	39.52%	0.35%

	38,174		$850,983

2004
Top Tradition	11,218	$15.910050	$178,472	1.10%	29.16%	0.65%
Top Plus	8,687	$16.073745	$139,638	0.90%	29.42%	0.66%

	19,905		$318,110

U.S. Small Cap Equity Subaccount
2008
Top Tradition	10,067	$12.663600	$127,485	1.10%	–37.17%	0.00%
Top Plus	5,388	$12.895786	$69,487	0.90%	–37.04%	0.00%

	15,455		$196,972

2007
Top I	174	$20.154740	$3,508	1.10%	–8.21%	0.00%
Top Tradition	13,073	$20.154740	$263,472	1.10%	–8.21%	0.00%
Top Plus	9,566	$20.483410	$195,951	0.90%	–8.03%	0.00%

	22,813		$462,931

2006
Top I	175	$21.958579	$3,836	1.10%	14.81%	0.00%
Top Tradition	15,976	$21.958579	$350,812	1.10%	14.81%	0.00%
Top Plus	9,897	$22.272208	$220,436	0.90%	15.04%	0.00%

	26,048		$575,084

2005
Top I	902	$19.126277	$17,246	1.10%	2.87%	0.00%
Top Tradition	22,395	$19.126277	$428,333	1.10%	2.87%	0.00%
Top Plus	13,880	$19.361165	$268,736	0.90%	3.07%	0.00%

	37,177		$714,315

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Lazard Retirement Series, Inc.: (continued)
U.S. Small Cap Equity Subaccount (continued)
2004
Top I	903	$18.593323	$16,782	1.10%	13.63%	0.00%
Top Tradition	31,313	$18.593323	$582,218	1.10%	13.63%	0.00%
Top Plus	16,014	$18.784536	$300,821	0.90%	13.86%	0.00%

	48,230		$899,821

International Equity Subaccount
2008
Top Tradition	373	$8.628466	$3,217	1.10%	–37.70%	1.41%
Top Plus	461	$8.682752	$4,004	0.90%	–37.58%	0.33%

	834		$7,221

2007
Top Tradition	317	$13.850956	$4,396	1.10%	9.57%	3.19%
Top Plus	3,263	$13.910386	$45,387	0.90%	9.79%	2.25%

	3,580		$49,783

2006
Top Tradition	1,112	$12.640844	$14,057	1.10%	21.20%	1.26%
Top Plus	1,537	$12.669820	$19,475	0.90%	21.44%	0.73%

	2,649		$33,532

2005
Top Tradition	656	$10.429757	$6,843	1.10%	4.30%	0.00%	11/2/05

Old Mutual Insurance Series Fund, Inc.:
Technology & Communications Subaccount
2007
Top Tradition	1,931	$2.577072	$4,978	1.10%	31.88%	0.00%
Top Plus	399	$2.616619	$1,043	0.90%	32.14%	0.00%

	2,330		$6,021

2006
Top Tradition	4,728	$1.954167	$9,239	1.10%	3.57%	0.00%
Top Plus	1,722	$1.980207	$3,410	0.90%	3.77%	0.00%

	6,450		$12,649

2005
Top Tradition	5,999	$1.886830	$11,319	1.10%	8.72%	0.00%
Top Plus	1,811	$1.908197	$3,456	0.90%	8.94%	0.00%

	7,810		$14,775

2004
Top Tradition	11,324	$1.735475	$19,652	1.10%	5.26%	0.00%
Top Plus	16,674	$1.751658	$29,207	0.90%	5.47%	0.00%

	27,998		$48,859

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2008
Top Tradition	53,294	$14.143534	$753,765	1.10%	–40.27%	0.23%
Top Plus	16,244	$14.388551	$233,732	0.90%	–40.15%	0.24%

	69,538		$987,497

2007
Top Tradition	76,363	$23.677772	$1,808,119	1.10%	14.08%	0.50%
Top Plus	22,799	$24.040022	$548,084	0.90%	14.30%	0.44%

	99,162		$2,356,203

2006
Top Tradition	86,619	$20.756062	$1,797,865	1.10%	11.18%	0.17%
Top Plus	22,685	$21.031676	$477,099	0.90%	11.40%	0.20%

	109,304		$2,274,964

2005
Top Tradition	82,170	$18.668363	$1,533,983	1.10%	16.74%	0.00%
Top Plus	35,686	$18.878915	$673,706	0.90%	16.97%	0.00%

	117,856		$2,207,689

2004
Top Tradition	81,286	$15.992023	$1,299,931	1.10%	23.30%	0.00%
Top Plus	31,931	$16.140487	$515,375	0.90%	23.54%	0.00%

	113,217		$1,815,306

VIP Contrafund Subaccount
2008
Top I	250	$8.642925	$2,157	1.10%	–43.32%	0.81%
Top Tradition	72,882	$8.642925	$629,917	1.10%	–43.32%	0.61%
Top Plus	53,200	$8.792713	$467,773	0.90%	–43.20%	0.71%

	126,332		$1,099,847

2007
Top I	250	$15.247903	$3,817	1.10%	16.02%	0.76%
Top Tradition	104,031	$15.247903	$1,586,242	1.10%	16.02%	0.73%
Top Plus	67,307	$15.481257	$1,042,003	0.90%	16.25%	0.76%

	171,588		$2,632,062

2006
Top I	251	$13.142530	$3,297	1.10%	10.22%	1.00%
Top Tradition	111,346	$13.142530	$1,463,373	1.10%	10.22%	1.01%
Top Plus	69,573	$13.317115	$926,507	0.90%	10.44%	0.99%

	181,170		$2,393,177

2005
Top I	251	$11.923636	$2,997	1.10%	15.38%	0.00%
Top Tradition	101,489	$11.923636	$1,210,118	1.10%	15.38%	0.11%
Top Plus	58,109	$12.058187	$700,691	0.90%	15.61%	0.11%

	159,849		$1,913,806

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Contrafund Subaccount (continued)
2004
Top Tradition	75,024	$10.334117	$775,305	1.10%	13.90%	0.18%
Top Plus	42,565	$10.430125	$443,960	0.90%	14.13%	0.19%

	117,589		$1,219,265

VIP Growth Subaccount
2008
Top I	298	$4.556287	$1,358	1.10%	–47.88%	0.61%
Top Tradition	19,345	$4.556287	$88,138	1.10%	–47.88%	0.59%
Top Plus	6,780	$4.635272	$31,429	0.90%	–47.78%	0.62%

	26,423		$120,925

2007
Top I	287	$8.742642	$2,508	1.10%	25.27%	0.37%
Top Tradition	18,647	$8.742642	$163,026	1.10%	25.27%	0.38%
Top Plus	6,567	$8.876477	$58,290	0.90%	25.52%	0.56%

	25,501		$223,824

2006
Top I	277	$6.978809	$1,935	1.10%	5.42%	0.32%
Top Tradition	18,838	$6.978809	$131,467	1.10%	5.42%	0.18%
Top Plus	12,624	$7.071552	$89,268	0.90%	5.62%	0.21%

	31,739		$222,670

2005
Top I	1,174	$6.620268	$7,773	1.10%	4.36%	0.27%
Top Tradition	19,908	$6.620268	$131,796	1.10%	4.36%	0.31%
Top Plus	22,808	$6.694999	$152,699	0.90%	4.56%	0.32%

	43,890		$292,268

2004
Top I	1,181	$6.343833	$7,489	1.10%	2.00%	0.13%
Top Tradition	25,197	$6.343833	$159,844	1.10%	2.00%	0.14%
Top Plus	33,651	$6.402777	$215,462	0.90%	2.20%	0.14%

	60,029		$382,795

VIP Equity-Income Subaccount
2008
Top Tradition	4,227	$6.958029	$29,418	1.10%	–43.44%	0.80%
Top Plus	7,388	$8.702160	$64,288	0.90%	–43.32%	2.40%

	11,615		$93,706

2007
Top I	960	$12.301477	$11,804	1.10%	0.16%	5.23%
Top Tradition	12,383	$12.301477	$152,334	1.10%	0.16%	1.05%
Top Plus	8,886	$15.354360	$136,444	0.90%	0.36%	1.56%

	22,229		$300,582

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount (continued)
2006
Top Tradition	17,778	$12.281283	$218,334	1.10%	18.63%	5.06%
Top Plus	7,110	$15.298642	$108,770	0.90%	18.86%	3.66%

	24,888		$327,104

2005
Top Plus	9,581	$12.870922	$123,321	0.90%	4.63%	1.44%
2004
Top Plus	9,686	$12.301227	$119,146	0.90%	10.24%	0.74%

VIP Real Estate Subaccount
2008
Top Plus	1,080	$5.302295	$5,728	0.90%	–46.98%	0.60%	5/1/08

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount
2008
Top Tradition	4,335	$4.459908	$19,331	1.10%	–40.53%	0.59%
Top Plus	1,780	$4.537226	$8,078	0.90%	–40.41%	0.59%

	6,115		$27,409

2007
Top Tradition	5,090	$7.498836	$38,168	1.10%	13.54%	0.58%
Top Plus	1,905	$7.613665	$14,504	0.90%	13.77%	0.45%

	6,995		$52,672

2006
Top Tradition	4,951	$6.604523	$32,700	1.10%	9.93%	0.29%
Top Plus	4,443	$6.692308	$29,735	0.90%	10.14%	0.26%

	9,394		$62,435

2005
Top Tradition	4,413	$6.008117	$26,513	1.10%	2.88%	0.13%
Top Plus	7,055	$6.075961	$42,868	0.90%	3.09%	0.13%

	11,468		$69,381

2004
Top Tradition	4,244	$5.839672	$24,784	1.10%	3.06%	0.00%
Top Plus	7,857	$5.893969	$46,308	0.90%	3.27%	0.00%

	12,101		$71,092

Worldwide Growth Subaccount
2008
Top Tradition	8,435	$4.091642	$34,513	1.10%	–45.41%	1.02%
Top Plus	4,015	$4.162571	$16,713	0.90%	–45.30%	1.00%

	12,450		$51,226

2007
Top Tradition	11,633	$7.495319	$87,198	1.10%	8.17%	0.56%
Top Plus	4,403	$7.610074	$33,504	0.90%	8.38%	0.52%

	16,036		$120,702

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****
Janus Aspen Series — Service Shares: (continued)
Worldwide Growth Subaccount (continued)
2006
Top Tradition	12,237	$6.929407	$84,798	1.10%	16.66%	1.65%
Top Plus	6,717	$7.021490	$47,161	0.90%	16.89%	1.65%

	18,954		$131,959

2005
Top Tradition	9,094	$5.940015	$54,017	1.10%	4.42%	1.22%
Top Plus	7,147	$6.007072	$42,936	0.90%	4.63%	1.25%

	16,241		$96,953

2004
Top Tradition	11,016	$5.688478	$62,664	1.10%	3.39%	0.88%
Top Plus	7,148	$5.741345	$41,038	0.90%	3.59%	0.84%

	18,164		$103,702

Balanced Subaccount
2008
Top Tradition	20,202	$10.731157	$216,798	1.10%	–16.98%	2.40%
Top Plus	13,676	$10.917092	$149,299	0.90%	–16.81%	2.28%

	33,878		$366,097

2007
Top Tradition	13,664	$12.925414	$176,620	1.10%	9.08%	2.30%
Top Plus	19,589	$13.123249	$257,065	0.90%	9.30%	2.29%

	33,253		$433,685

2006
Top Tradition	13,644	$11.849393	$161,674	1.10%	9.22%	1.97%
Top Plus	20,986	$12.006817	$251,980	0.90%	9.43%	1.98%

	34,630		$413,654

2005
Top Tradition	13,219	$10.849455	$143,417	1.10%	6.49%	2.12%
Top Plus	20,802	$10.971891	$228,243	0.90%	6.70%	2.14%

	34,021		$371,660

2004
Top Tradition	14,579	$10.188011	$148,527	1.10%	7.11%	1.96%
Top Plus	20,278	$10.282656	$208,514	0.90%	7.32%	2.21%

	34,857		$357,041

International Growth Subaccount
2008
Top Tradition	9,553	$18.069945	$172,628	1.10%	–52.75%	1.16%
Top Plus	7,491	$18.274134	$136,884	0.90%	–52.66%	1.34%

	17,044		$309,512

2007
Top Tradition	18,571	$38.244328	$710,263	1.10%	26.62%	0.44%
Top Plus	9,503	$38.599410	$366,793	0.90%	26.87%	0.43%

	28,074		$1,077,056

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Service Shares: (continued)
International Growth Subaccount (continued)
2006
Top Tradition	15,815	$30.204391	$477,662	1.10%	45.04%	1.92%
Top Plus	11,373	$30.424189	$346,025	0.90%	45.33%	2.12%

	27,188		$823,687

2005
Top Tradition	4,364	$20.825080	$90,884	1.10%	30.51%	0.93%
Top Plus	4,879	$20.935255	$102,146	0.90%	30.77%	1.32%

	9,243		$193,030

2004
Top Tradition	859	$15.956850	$13,710	1.10%	17.39%	0.75%
Top Plus	1,455	$16.009646	$23,294	0.90%	17.63%	1.23%

	2,314		$37,004

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2008
Top Tradition	930	$7.586099	$7,059	1.10%	–40.18%	0.00%
Top Plus	350	$7.694636	$2,690	0.90%	–40.06%	0.00%

	1,280		$9,749

2007
Top Tradition	1,100	$12.681684	$13,946	1.10%	1.13%	0.00%
Top Plus	159	$12.837514	$2,046	0.90%	1.33%	0.00%

	1,259		$15,992

2006
Top Tradition	1,095	$12.539731	$13,729	1.10%	11.70%	0.00%
Top Plus	159	$12.668542	$2,019	0.90%	11.93%	0.00%

	1,254		$15,748

2005
Top Tradition	1,289	$11.225808	$14,468	1.10%	3.89%	0.00%
Top Plus	518	$11.318722	$5,866	0.90%	4.10%	0.00%

	1,807		$20,334

2004
Top Tradition	1,179	$10.805330	$12,735	1.10%	5.05%	0.00%
Top Plus	1,092	$10.873273	$11,875	0.90%	5.26%	0.00%

	2,271		$24,610

Investors Growth Stock Subaccount
2008
Top Tradition	150	$7.499617	$1,125	1.10%	–37.67%	0.29%
2007
Top Tradition	151	$12.031833	$1,815	1.10%	9.81%	0.13%
2006
Top Tradition	297	$10.956952	$3,251	1.10%	6.14%	0.00%
2005
Top Tradition	298	$10.323124	$3,072	1.10%	3.10%	0.17%

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Investors Growth Stock Subaccount (continued)
2004
Top Tradition	592	$10.013159	$5,927	1.10%	7.80%	0.00%
Mid Cap Growth Subaccount
2008
Top Tradition	1,413	$5.069714	$7,159	1.10%	–52.12%	0.00%
Top Plus	1,682	$5.142267	$8,651	0.90%	–52.03%	0.00%

	3,095		$15,810

2007
Top Tradition	1,458	$10.589068	$15,442	1.10%	8.31%	0.00%
Top Plus	671	$10.719214	$7,188	0.90%	8.53%	0.00%

	2,129		$22,630

2006
Top Tradition	3,860	$9.776518	$37,742	1.10%	1.19%	0.00%
Top Plus	671	$9.876987	$6,623	0.90%	1.39%	0.00%

	4,531		$44,365

2005
Top Tradition	1,498	$9.661860	$14,474	1.10%	1.74%	0.00%
Top Plus	2,037	$9.741876	$19,841	0.90%	1.94%	0.00%

	3,535		$34,315

2004
Top Tradition	1,319	$9.496516	$12,522	1.10%	13.13%	0.00%
Top Plus	2,257	$9.556262	$21,569	0.90%	13.36%	0.00%

	3,576		$34,091

Total Return Subaccount
2008
Top Tradition	9,666	$10.709937	$103,524	1.10%	–23.17%	3.23%
Top Plus	17,873	$10.863126	$194,152	0.90%	–23.02%	2.86%

	27,539		$297,676

2007
Top I	524	$11.538718	$6,046	1.10%	2.80%	0.00%
Top Tradition	17,434	$13.939668	$243,023	1.10%	2.80%	2.42%
Top Plus	33,813	$14.110952	$477,132	0.90%	3.00%	2.34%

	51,771		$726,201

2006
Top Tradition	20,058	$13.560219	$271,986	1.10%	10.41%	2.22%
Top Plus	34,216	$13.699522	$468,748	0.90%	10.63%	2.38%

	54,274		$740,734

2005
Top Tradition	30,772	$12.281462	$377,929	1.10%	1.48%	1.95%
Top Plus	57,030	$12.383129	$706,204	0.90%	1.69%	1.82%

	87,802		$1,084,133

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount (continued)
2004
Top Tradition	37,343	$12.101817	$451,915	1.10%	9.82%	1.55%
Top Plus	54,474	$12.177912	$663,389	0.90%	10.03%	1.36%

	91,817		$1,115,304

J.P. Morgan Series Trust II:
Small Company Subaccount
2008
Top Tradition	77	$10.708240	$821	1.10%	–32.73%	0.19%
Top Plus	1,041	$10.861433	$11,308	0.90%	–32.59%	0.19%

	1,118		$12,129

2007
Top Tradition	3,324	$15.918076	$52,914	1.10%	–6.70%	0.01%
Top Plus	1,041	$16.113660	$16,776	0.90%	–6.52%	0.01%

	4,365		$69,690

2006
Top Tradition	8,173	$17.061467	$139,449	1.10%	13.76%	0.00%
Top Plus	1,430	$17.236701	$24,644	0.90%	13.98%	0.00%

	9,603		$164,093

2005
Top Tradition	6,963	$14.998025	$104,427	1.10%	2.29%	0.00%
Top Plus	2,240	$15.122149	$33,871	0.90%	2.50%	0.00%

	9,203		$138,298

2004
Top Tradition	8,376	$14.661716	$122,814	1.10%	25.78%	0.00%
Top Plus	2,278	$14.753893	$33,604	0.90%	26.03%	0.00%

	10,654		$156,418

Mid Cap Value Subaccount
2008
Top Tradition	7,198	$14.024564	$100,947	1.10%	–33.94%	1.18%
Top Plus	5,709	$14.225140	$81,213	0.90%	–33.81%	1.23%

	12,907		$182,160

2007
Top I	990	$12.135480	$12,012	1.10%	1.33%	0.00%
Top Tradition	14,894	$21.229255	$316,180	1.10%	1.33%	0.89%
Top Plus	9,653	$21.490012	$207,447	0.90%	1.53%	0.96%

	25,537		$535,639

2006
Top Tradition	14,258	$20.950091	$298,699	1.10%	15.57%	0.58%
Top Plus	9,336	$21.165211	$197,608	0.90%	15.80%	0.65%

	23,594		$496,307

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount (continued)
2005
Top Tradition	15,320	$18.127282	$277,714	1.10%	8.03%	0.17%
Top Plus	10,963	$18.277281	$200,378	0.90%	8.24%	0.18%

	26,283		$478,092

2004
Top Tradition	12,116	$16.780309	$203,317	1.10%	19.74%	0.27%
Top Plus	7,812	$16.885789	$131,897	0.90%	19.98%	0.26%

	19,928		$335,214

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2008
Top I	514	$10.102285	$5,190	1.10%	–8.05%	3.85%
Top Tradition	27,305	$12.537931	$342,352	1.10%	–8.05%	3.52%
Top Plus	9,468	$12.698430	$120,225	0.90%	–7.87%	3.52%

	37,287		$467,767

2007
Top Tradition	34,429	$13.635395	$469,451	1.10%	9.46%	4.67%
Top Plus	15,340	$13.782516	$211,428	0.90%	9.68%	4.69%

	49,769		$680,879

2006
Top Tradition	37,970	$12.457193	$473,007	1.10%	–0.38%	4.10%
Top Plus	17,526	$12.566552	$220,236	0.90%	–0.18%	4.34%

	55,496		$693,243

2005
Top Tradition	112,273	$12.504455	$1,403,910	1.10%	0.99%	2.81%
Top Plus	16,820	$12.589324	$211,759	0.90%	1.19%	2.83%

	129,093		$1,615,669

2004
Top Tradition	111,965	$12.381890	$1,386,337	1.10%	7.73%	0.99%
Top Plus	15,925	$12.441318	$198,128	0.90%	7.94%	0.93%

	127,890		$1,584,465

Total Return Subaccount
2008
Top Tradition	18,863	$13.054217	$246,245	1.10%	3.67%	4.42%
Top Plus	9,722	$13.221299	$128,536	0.90%	3.87%	4.59%

	28,585		$374,781

2007
Top Tradition	57,512	$12.592535	$724,226	1.10%	7.57%	4.78%
Top Plus	12,027	$12.728410	$153,081	0.90%	7.79%	4.93%

	69,539		$877,307

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount (continued)
2006
Top Tradition	104,575	$11.706171	$1,224,176	1.10%	2.72%	4.40%
Top Plus	9,561	$11.808941	$112,904	0.90%	2.93%	4.55%

	114,136		$1,337,080

2005
Top Tradition	111,265	$11.395691	$1,267,938	1.10%	1.34%	3.47%
Top Plus	5,234	$11.473039	$60,054	0.90%	1.54%	3.53%

	116,499		$1,327,992

2004
Top Tradition	100,848	$11.244848	$1,134,025	1.10%	3.75%	1.88%
Top Plus	4,532	$11.298824	$51,199	0.90%	3.95%	1.91%

	105,380		$1,185,224

Global Bond Subaccount
2008
Top I	487	$11.013312	$5,360	1.10%	–1.92%	3.61%
Top Tradition	11,445	$13.476539	$154,240	1.10%	–1.92%	3.28%
Top Plus	1,611	$13.649026	$21,995	0.90%	–1.73%	3.28%

	13,543		$181,595

2007
Top Tradition	2,504	$13.740471	$34,414	1.10%	8.55%	3.22%
Top Plus	806	$13.888722	$11,188	0.90%	8.76%	3.35%

	3,310		$45,602

2006
Top Tradition	5,361	$12.658636	$67,875	1.10%	3.51%	3.35%
Top Plus	806	$12.769755	$10,286	0.90%	3.72%	3.18%

	6,167		$78,161

2005
Top Tradition	3,735	$12.228882	$45,679	1.10%	–7.64%	2.65%
Top Plus	984	$12.311876	$12,108	0.90%	–7.45%	2.41%

	4,719		$57,787

2004
Top Tradition	2,181	$13.239901	$28,877	1.10%	9.40%	1.86%
Top Plus	1,376	$13.303437	$18,307	0.90%	9.61%	1.78%

	3,557		$47,184

Calvert Variable Series, Inc.:
Social Equity Subaccount
2008
Top I	1,049	$5.642258	$5,916	1.10%	–36.50%	0.00%
Top Tradition	4,433	$5.516434	$24,454	1.10%	–36.50%	0.00%
Top Plus	1,351	$5.649135	$7,633	0.90%	–36.37%	0.00%

	6,833		$38,003

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Calvert Variable Series, Inc.: (continued)
Social Equity Subaccount (continued)
2007
Top I	1,049	$8.884775	$9,319	1.10%	8.79%	0.00%
Top Tradition	4,506	$8.686641	$39,143	1.10%	8.79%	0.00%
Top Plus	2,436	$8.877902	$21,627	0.90%	9.00%	0.00%

	7,991		$70,089

2006
Top I	1,050	$8.167181	$8,570	1.10%	8.86%	0.00%
Top Tradition	4,789	$7.985040	$38,243	1.10%	8.86%	0.00%
Top Plus	3,182	$8.144605	$25,915	0.90%	9.08%	0.00%

	9,021		$72,728

2005
Top I	1,050	$7.502320	$7,874	1.10%	3.41%	0.06%
Top Tradition	4,949	$7.335001	$36,303	1.10%	3.41%	0.04%
Top Plus	3,866	$7.466812	$28,865	0.90%	3.61%	0.05%

	9,865		$73,042

2004
Top I	1,050	$7.254986	$7,617	1.10%	5.99%	0.08%
Top Tradition	7,820	$7.093183	$55,470	1.10%	5.99%	0.08%
Top Plus	5,147	$7.206401	$37,091	0.90%	6.20%	0.08%

	14,017		$100,178

UBS Series Trust — Class I:
U.S. Allocation Subaccount
2008
Top Tradition	1,429	$9.862719	$14,099	1.10%	–36.04%	2.70%
2007
Top Tradition	1,430	$15.420281	$22,052	1.10%	0.78%	2.09%
2006
Top Tradition	1,431	$15.300176	$21,889	1.10%	9.79%	2.40%
2005
Top Tradition	1,431	$13.935835	$19,947	1.10%	5.44%	1.17%
2004
Top Tradition	1,569	$13.216506	$20,741	1.10%	9.17%	0.00%

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2008
Top Tradition	4,627	$12.416768	$57,455	1.10%	–40.06%	0.00%
Top Plus	1,776	$12.557140	$22,300	0.90%	–39.94%	0.00%

	6,403		$79,755

2007
Top Tradition	4,656	$20.715979	$96,445	1.10%	8.91%	0.10%
Top Plus	1,536	$20.908461	$32,124	0.90%	9.13%	0.14%

	6,192		$128,569

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

The Prudential Series Fund, Inc.: (continued)
Jennison 20/20 Focus Subaccount (continued)
2006
Top Tradition	4,707	$19.020474	$89,535	1.10%	12.38%	0.00%
Top Plus	761	$19.158989	$14,574	0.90%	12.60%	0.00%

	5,468		$104,109

2005
Top Tradition	2,739	$16.925595	$46,360	1.10%	19.94%	0.00%
Top Plus	3,447	$17.015200	$58,646	0.90%	20.18%	0.00%

	6,186		$105,006

2004
Top Tradition	120	$14.111196	$1,698	1.10%	14.12%	0.00%
Jennison Subaccount
2008
Top Tradition	118	$10.121332	$1,191	1.10%	–38.24%	0.07%
Top Plus	503	$10.235739	$5,149	0.90%	–38.11%	0.07%

	621		$6,340

2007
Top Tradition	372	$16.387638	$6,099	1.10%	10.33%	0.00%
Top Plus	503	$16.539895	$8,320	0.90%	10.55%	0.00%

	875		$14,419

2006
Top Tradition	673	$14.852684	$9,990	1.10%	0.27%	0.00%
Top Plus	503	$14.960835	$7,526	0.90%	0.46%	0.00%

	1,176		$17,516

2005
Top Tradition	549	$14.813275	$8,133	1.10%	12.79%	0.00%
Top Plus	2,037	$14.891678	$30,341	0.90%	13.01%	0.00%

	2,586		$38,474

2004
Top Tradition	353	$13.133861	$4,642	1.10%	8.03%	0.06%
Top Plus	735	$13.177341	$9,674	0.90%	8.24%	0.06%

	1,088		$14,316

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2008
Top Tradition	466	$10.559522	$4,916	1.10%	–30.49%	1.97%
Top Plus	185	$10.678870	$1,975	0.90%	–30.35%	6.11%

	651		$6,891

2007
Top Tradition	950	$15.191304	$14,430	1.10%	5.68%	1.33%
Top Plus	185	$15.332459	$2,835	0.90%	5.89%	1.33%

	1,135		$17,265

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dreyfus Variable Investment Fund — Service Shares: (continued)
Appreciation Subaccount (continued)
2006
Top Tradition	950	$14.374427	$13,660	1.10%	14.95%	0.97%
Top Plus	185	$14.479107	$2,678	0.90%	15.17%	1.75%

	1,135		$16,338

2005
Top Tradition	511	$12.505328	$6,392	1.10%	2.99%	0.00%
Top Plus	1,430	$12.571534	$17,973	0.90%	3.19%	0.00%

	1,941		$24,365

2004
Top Tradition	560	$12.142541	$6,794	1.10%	3.65%	1.32%
Top Plus	827	$12.182745	$10,083	0.90%	3.86%	1.73%

	1,387		$16,877

Royce Capital Fund:
Small-Cap Subaccount
2008
Top Tradition	18,222	$14.788647	$269,476	1.10%	–27.98%	0.44%
Top Plus	10,164	$14.955801	$152,016	0.90%	–27.83%	0.61%

	28,386		$421,492

2007
Top Tradition	30,019	$20.532740	$616,377	1.10%	–3.21%	0.05%
Top Plus	12,057	$20.723514	$249,864	0.90%	–3.01%	0.05%

	42,076		$866,241

2006
Top Tradition	27,227	$21.213200	$577,583	1.10%	14.31%	0.06%
Top Plus	12,153	$21.367645	$259,678	0.90%	14.54%	0.07%

	39,380		$837,261

2005
Top Tradition	29,735	$18.557011	$551,801	1.10%	7.38%	0.00%
Top Plus	10,273	$18.655224	$191,640	0.90%	7.59%	0.00%

	40,008		$743,441

2004
Top Tradition	22,627	$17.281311	$391,020	1.10%	23.59%	0.00%
Top Plus	11,841	$17.338503	$205,310	0.90%	23.83%	0.00%

	34,468		$596,330

Micro-Cap Subaccount
2008
Top Tradition	8,860	$12.637562	$111,968	1.10%	–43.89%	1.85%
Top Plus	1,826	$12.780398	$23,332	0.90%	–43.78%	1.47%

	10,686		$135,300

2007
Top Tradition	13,701	$22.523045	$308,592	1.10%	2.84%	1.28%
Top Plus	4,005	$22.732284	$91,047	0.90%	3.05%	1.32%

	17,706		$399,639

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Royce Capital Fund: (continued)
Micro-Cap Subaccount (continued)
2006
Top Tradition	15,712	$21.901040	$344,114	1.10%	19.76%	0.20%
Top Plus	5,850	$22.060499	$129,046	0.90%	19.99%	0.24%

	21,562		$473,160

2005
Top Tradition	13,830	$18.287958	$252,915	1.10%	10.40%	0.58%
Top Plus	2,295	$18.384755	$42,194	0.90%	10.62%	0.45%

	16,125		$295,109

2004
Top Tradition	11,849	$16.565345	$196,287	1.10%	12.60%	0.00%
Top Plus	3,685	$16.620168	$61,248	0.90%	12.83%	0.00%

	15,534		$257,535

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2008
Top Tradition	434	$11.521327	$4,999	1.10%	–11.43%	4.63%
Top Plus	1,630	$11.651574	$18,987	0.90%	–11.26%	4.55%

	2,064		$23,986

2007
Top Tradition	451	$13.008548	$5,864	1.10%	4.07%	3.53%
Top Plus	1,744	$13.129493	$22,898	0.90%	4.27%	5.12%

	2,195		$28,762

2006
Top Tradition	713	$12.500151	$8,909	1.10%	2.44%	2.62%
Top Plus	378	$12.591267	$4,764	0.90%	2.64%	3.59%

	1,091		$13,673

2005
Top Tradition	1,956	$12.202776	$23,868	1.10%	2.81%	3.18%
Top Plus	1,005	$12.267443	$12,326	0.90%	3.01%	3.43%

	2,961		$36,194

2004
Top Tradition	281	$11.869727	$3,337	1.10%	2.94%	3.75%
Top Plus	183	$11.909070	$2,183	0.90%	3.14%	0.00%

	464		$5,520

U.S. Real Estate Subaccount
2008
Top Tradition	1,283	$13.583680	$17,421	1.10%	–38.73%	2.72%
Top Plus	253	$13.737265	$3,482	0.90%	–38.61%	2.72%

	1,536		$20,903

2007
Top Tradition	1,284	$22.171078	$28,451	1.10%	–18.18%	0.91%
Top Plus	253	$22.377021	$5,672	0.90%	–18.01%	1.37%

	1,537		$34,123

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class II: (continued)
U.S. Real Estate Subaccount (continued)
2006
Top Tradition	1,284	$27.096769	$34,785	1.10%	36.17%	0.96%
Top Plus	1,242	$27.294010	$33,912	0.90%	36.44%	0.46%

	2,526		$68,697

2005
Top Tradition	1,251	$19.898546	$24,892	1.10%	15.48%	1.16%
Top Plus	253	$20.003877	$5,071	0.90%	15.71%	1.60%

	1,504		$29,963

2004
Top Tradition	1,168	$17.230535	$20,122	1.10%	34.59%	0.17%
Top Plus	1,658	$17.287564	$28,672	0.90%	34.85%	0.00%

	2,826		$48,794

International Growth Equity Subaccount
2008
Top Tradition	1,355	$6.206829	$8,411	1.10%	–49.09%	0.00%
Top Plus	1,077	$6.239811	$6,722	0.90%	–48.98%	0.01%

	2,432		$15,133

2007
Top Tradition	931	$12.190758	$11,342	1.10%	13.01%	0.35%
Top Plus	1,200	$12.231130	$14,681	0.90%	13.24%	0.33%

	2,131		$26,023

Capital Growth Subaccount
2008
Top Plus	184	$6.214598	$1,141	0.90%	–49.80%	0.00%
2007
Top Plus	184	$12.379885	$2,273	0.90%	20.57%	0.00%

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2008
Top Tradition	17,432	$8.402010	$146,465	1.10%	–30.42%	5.59%
Top Plus	21,993	$8.454845	$185,945	0.90%	–30.29%	6.92%

	39,425		$332,410

2007
Top I	1,157	$12.076079	$13,967	1.10%	2.62%	0.00%
Top Tradition	16,446	$12.076079	$198,608	1.10%	2.62%	3.61%
Top Plus	31,950	$12.127884	$387,490	0.90%	2.83%	3.37%

	49,553		$600,065

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Franklin Income Securities Subaccount (continued)
2006
Top Tradition	15,447	$11.767580	$181,781	1.10%	16.96%	3.39%
Top Plus	17,916	$11.794551	$211,309	0.90%	17.19%	2.32%

	33,363		$393,090

2005
Top Plus	199	$10.064603	$2,005	0.90%	0.65%	0.00%	11/2/05

Franklin Flex Cap Growth Securities Subaccount
2008
Top Plus	4,485	$7.866078	$35,282	0.90%	–35.89%	0.00%
2007
Top Plus	513	$12.270038	$6,296	0.90%	13.30%	0.13%

Templeton Foreign Securities Subaccount
2008
Top Tradition	7,100	$8.442978	$59,947	1.10%	–41.03%	2.38%
Top Plus	5,927	$8.496104	$50,357	0.90%	–40.91%	2.45%

	13,027		$110,304

2007
Top Tradition	7,295	$14.317313	$104,447	1.10%	14.19%	1.70%
Top Plus	7,232	$14.378750	$103,988	0.90%	14.42%	1.98%

	14,527		$208,435

2006
Top Tradition	4,633	$12.537704	$58,078	1.10%	20.13%	0.40%
Top Plus	5,378	$12.566452	$67,588	0.90%	20.36%	1.23%

	10,011		$125,666

Legg Mason Partners Variable Equity Trust — Class I (note 4):
All Cap Subaccount
2006
Top Plus	312	$11.942083	$3,724	0.90%	17.06%	5.97%

Total Return Subaccount
2006
Top Plus	976	$11.413115	$11,136	0.90%	11.56%	2.26%

Fundamental Value Subaccount
2007
Top Plus	312	$11.978341	$3,735	0.90%	–4.62%	1.81%	4/27/07

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2008
Top Tradition	806	$5.555131	$4,475	1.10%	–46.54%	0.61%
Top Plus	78	$5.584656	$436	0.90%	–46.43%	0.93%

	884		$4,911

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Neuberger Berman Advisers Management Trust — S Class: (continued)
AMT Regency Subaccount (continued)
2007
Top Tradition	747	$10.390868	$7,763	1.10%	1.93%	0.28%
Top Plus	93	$10.425294	$971	0.90%	2.13%	0.38%

	840		$8,734

2006
Top Plus	97	$10.207931	$986	0.90%	2.08%	0.00%	5/1/06

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets (by product). Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(7)	Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$167,840	$(3,026,710)
Money Market Subaccount	5,443,211	(5,204,164)
Bond Subaccount	111,871	(633,304)
Omni Subaccount	210,242	(1,021,535)
International Subaccount	377,591	(1,065,991)
Capital Appreciation Subaccount	114,118	(1,996,239)
Millennium Subaccount	521,632	(891,272)
International Small-Mid Company Subaccount	150,225	(857,724)
Aggressive Growth Subaccount	78,049	(325,721)
Small Cap Growth Subaccount	7,076	(352,088)
Mid Cap Opportunity Subaccount	11,979	(1,036,143)
S&P 500 Index Subaccount	167,470	(1,310,636)
Strategic Value Subaccount	4,270	(87,889)
High Income Bond Subaccount	31,836	(274,762)
Capital Growth Subaccount	35,496	(214,269)

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount	$0	$(5,706)
Bristol Subaccount	12,773	(13,399)
Bryton Growth Subaccount	27,493	(27,241)
Balanced Subaccount	16,019	(18,194)
Target Equity/Income Subaccount	161	(146,796)
Dow Target 10 Portfolios:
First Quarter Subaccount	0	(4,278)
Second Quarter Subaccount	0	(370)
Fourth Quarter Subaccount	0	(361)
Dow Target 5 Portfolios:
First Quarter Subaccount	0	(4,854)
Second Quarter Subaccount	0	(401)
Fourth Quarter Subaccount	0	(399)
Janus Aspen Series – Institutional Shares:
Large Cap Growth Subaccount	107,265	(328,866)
Worldwide Growth Subaccount	7,418	(242,780)
Balanced Subaccount	252,314	(277,124)
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	35,786	(49,492)
Small/Mid Cap Value Subaccount	47,015	(8,964)
Discovery Subaccount	0	(41,561)
Van Kampen Universal Institutional Funds – Class I:
U.S. Real Estate Subaccount	248,650	(163,221)
Goldman Sachs Variable Insurance Trust – Institutional Shares:
Growth and Income Subaccount	34,051	(209,287)
Structured U.S. Equity Subaccount	685	(39,357)
Capital Growth Subaccount	6,946	(14,118)
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount	471,996	(804,918)
U.S. Small Cap Equity Subaccount	13,995	(154,729)
International Equity Subaccount	814	(28,915)
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount	0	(4,539)

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Fidelity Variable Insurance Products Fund – Service Class 2:
VIP Mid Cap Subaccount	$371,178	$(644,243)
VIP Contrafund Subaccount	269,294	(703,167)
VIP Growth Subaccount	31,518	(27,682)
VIP Equity-Income Subaccount	59,515	(145,669)
VIP Real Estate Subaccount	7,446	(10)
Janus Aspen Series – Service Shares:
Large Cap Growth Subaccount	1,043	(6,158)
Worldwide Growth Subaccount	3,803	(29,166)
Balanced Subaccount	156,710	(112,710)
International Growth Subaccount	538,427	(669,485)
MFS Variable Insurance Trust – Service Class:
New Discovery Subaccount	33,136	(26,794)
Investors Growth Stock Subaccount	78	(22)
Mid Cap Growth Subaccount	37,178	(26,621)
Total Return Subaccount	64,255	(323,406)
J.P. Morgan Series Trust II:
Small Company Subaccount	56,508	(84,715)
Mid Cap Value Subaccount	125,245	(293,826)
PIMCO Variable Insurance Trust – Administrative Shares:
Real Return Subaccount	369,452	(517,025)
Total Return Subaccount	217,622	(702,027)
Global Bond Subaccount	311,463	(155,790)
Calvert Variable Series, Inc.:
Social Equity Subaccount	387	(7,670)
UBS Series Trust – Class I:
U.S. Allocation Subaccount	515	(218)
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount	69,205	(53,421)
Jennison Subaccount	209	(3,201)
Dreyfus Variable Investment Fund – Service Shares:
Appreciation Subaccount	14,005	(18,575)
Royce Capital Fund:
Small-Cap Subaccount	211,904	(434,547)
Micro-Cap Subaccount	55,813	(136,269)

(continued)

Ohio National Variable Account B

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Van Kampen Universal Institutional Funds – Class II:
Core Plus Fixed Income Subaccount	$1,160	$(1,962)
U.S. Real Estate Subaccount	12,678	(342)
International Growth Equity Subaccount	146,193	(119,412)
Capital Growth Subaccount	0	(16)
Franklin Templeton Variable Insurance Products Trust – Class 2:
Franklin Income Securities Subaccount	276,720	(318,097)
Franklin Flex Cap Growth Securities Subaccount	58,152	(24,918)
Templeton Foreign Securities Subaccount	57,126	(51,881)
Legg Mason Partners Variable Equity Trust:
Fundamental Value Subaccount	1,304	(3,752)
Neuberger Berman Advisers Management Trust – S Class:
AMT Regency Subaccount	28,401	(25,642)

Totals	$12,303,930	$(26,556,756)

Ohio National Variable Account B

 Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company
  and Contract Owners of Ohio National Variable Account B:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account B (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, OH
February 18, 2009

[THIS PAGE INTENTIONALLY LEFT BLANK]

Ohio National Variable Account B Post Office Box 371 Cincinnati, Ohio 45201 Form 1323 Rev. 2-09